UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

Item 1.	Schedule of Investments.

FINANCIAL SQUARE FEDERAL FUND

Schedule of Investments

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 53.1%
Federal Farm Credit Bank
$16,405,000	1.875%		12/07/12	$ 16,409,712
38,200,000	0.612	(a)	12/14/12	38,200,000
100,000,000	0.609	(a)	01/03/13	100,000,000
66,630,000	0.187	(a)	01/24/13	66,629,937
96,230,000	0.260	(a)	01/25/13	96,231,254
50,000,000	0.159	(a)	01/28/13	49,998,443
71,150,000	0.140	(a)	02/04/13	71,142,390
222,000,000	0.262	(a)	02/07/13	221,996,543
63,620,000	1.750		02/21/13	63,840,283
61,520,000	0.197	(a)	02/22/13	61,518,657
42,200,000	0.190		03/01/13	42,196,579
10,000,000	0.178	(a)	03/18/13	9,999,722
100,000,000	0.159	(a)	04/09/13	99,993,007
79,500,000	0.178	(a)	04/17/13	79,496,094
19,480,000	0.258	(a)	04/26/13	19,484,749
100,000,000	0.189	(a)	07/08/13	99,993,900
250,000,000	0.119	(a)	09/13/13	249,969,475
100,000,000	0.280	(a)	07/09/14	100,032,504
15,800,000	0.178	(a)	07/25/14	15,792,273
124,000,000	0.280	(a)	07/30/14	124,041,756
70,000,000	0.190	(a)	09/04/14	69,978,205
Federal Home Loan Bank
300,000,000	0.135		12/05/12	299,995,500
9,700,000	0.200		12/06/12	9,699,929
130,000,000	0.135		12/07/12	129,997,075
38,700,000	0.210		12/10/12	38,699,582
78,400,000	0.210		12/13/12	78,398,871
15,000,000	1.750		12/14/12	15,008,653
69,400,000	0.210		12/19/12	69,398,414
69,400,000	0.210		12/21/12	69,398,334
75,000,000	0.210		12/27/12	74,998,740
12,700,000	0.200		12/28/12	12,699,495
37,100,000	0.210		12/28/12	37,098,798
350,000,000	0.125		01/04/13	349,958,681
50,000,000	0.130		01/09/13	49,992,958
193,000,000	0.140		01/16/13	192,965,474
10,000,000	1.500		01/16/13	10,017,227
300,000,000	0.141		01/18/13	299,943,600
30,000,000	0.160		01/18/13	29,998,302
12,751,000	0.110		01/23/13	12,748,935
223,000,000	0.140		01/25/13	222,952,303
453,600,000	0.110		02/01/13	453,514,068
43,500,000	0.170		02/01/13	43,497,937
290,000,000	0.140		02/06/13	289,924,439
30,000,000	0.160		02/15/13	29,997,311
19,190,000	0.125		03/01/13	19,184,895
48,000,000	0.200		03/06/13	47,995,865
25,265,000	1.625		03/20/13	25,369,897
100,000,000	0.160		04/18/13	99,991,667
32,600,000	0.210		05/17/13	32,593,599
33,500,000	0.200		05/22/13	33,491,649
19,800,000	0.230		05/23/13	19,797,816
1,685,000	0.230		05/24/13	1,684,773
51,000,000	0.230		05/29/13	50,994,180
355,000,000	0.160	(b)	06/05/13	354,980,150
13,500,000	0.230		06/07/13	13,498,382
5,500,000	0.280		06/10/13	5,500,000
20,100,000	0.350		06/10/13	20,110,084
33,500,000	0.230		06/12/13	33,495,878
1,400,000	0.300		06/13/13	1,400,000
1,060,000	1.625		06/14/13	1,067,753

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$2,370,000	3.750%		06/14/13	$ 2,414,189
33,500,000	0.230		06/18/13	33,495,696
9,275,000	0.400		06/19/13	9,282,392
46,400,000	0.250		06/20/13	46,398,129
39,900,000	0.420		06/21/13	39,936,598
102,315,000	1.875		06/21/13	103,267,229
28,000,000	0.240		06/27/13	27,994,575
29,500,000	0.125		06/28/13	29,476,661
56,700,000	0.240		06/28/13	56,694,979
26,600,000	0.290		07/01/13	26,600,000
23,350,000	0.330		07/01/13	23,359,113
6,000,000	0.250		07/02/13	5,999,531
100,000,000	0.149	(a)	07/08/13	99,969,610
6,475,000	0.350		07/11/13	6,478,801
32,810,000	0.500		08/28/13	32,874,785
3,070,000	1.000		09/13/13	3,088,770
7,690,000	2.625		09/13/13	7,832,341
13,065,000	4.500		09/16/13	13,503,568
13,400,000	0.210		10/10/13	13,399,388
4,400,000	0.300		10/18/13	4,403,179
2,000,000	0.375		10/18/13	2,002,763
39,445,000	3.625		10/18/13	40,622,789
66,000,000	0.188	(a)	08/15/14	65,977,070

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 5,974,078,853

U.S. Treasury Obligations – 49.9%
United States Cash Management Bills
$1,000,000,000	0.155%		12/14/12	$ 999,944,028
46,000,000	0.150		12/31/12	45,994,250
United States Treasury Bills
13,000,000	0.110		12/06/12	12,999,801
67,000,000	0.120		12/13/12	66,997,320
23,600,000	0.125		12/13/12	23,599,017
500,000,000	0.140		12/13/12	499,976,667
1,250,000,000	0.145		12/13/12	1,249,939,583
1,010,600,000	0.155		12/20/12	1,010,517,327
100,000,000	0.156		12/20/12	99,991,767
29,000,000	0.160		12/20/12	28,997,551
United States Treasury Notes
200,000,000	3.625		12/31/12	200,568,981
524,000,000	1.375		01/15/13	524,801,081
112,000,000	0.625		01/31/13	112,091,294
206,000,000	2.875		01/31/13	206,938,329
25,000,000	2.750		02/28/13	25,154,454
5,000,000	0.375		06/30/13	5,003,784
180,000,000	3.375		06/30/13	183,252,425
153,000,000	1.000		07/15/13	153,717,573
21,800,000	0.125		09/30/13	21,785,255
19,100,000	3.125		09/30/13	19,562,088
79,400,000	0.500		10/15/13	79,601,951
50,000,000	0.500		11/15/13	50,135,975

TOTAL U.S. TREASURY OBLIGATIONS				$ 5,621,570,501

FINANCIAL SQUARE FEDERAL FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Amortized Cost
TOTAL INVESTMENTS – 103.0%	$ 11,595,649,354

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.0)%	(341,505,928)

NET ASSETS – 100.0%	$ 11,254,143,426

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2012.

(b) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 27.6%
Federal Farm Credit Bank
$97,500,000	0.612	%(a)	12/14/12	$ 97,500,000
30,000,000	0.159	(a)	01/28/13	29,999,066
175,000,000	0.262	(a)	02/07/13	174,983,625
35,000,000	0.178	(a)	03/18/13	34,999,028
100,000,000	0.159	(a)	04/09/13	99,993,007
35,000,000	0.178	(a)	04/17/13	34,999,678
26,000,000	0.280	(a)	07/30/14	26,008,755
180,000,000	0.190	(a)	09/04/14	179,943,957
Federal Home Loan Bank
34,700,000	0.200		12/06/12	34,699,744
138,900,000	0.210		12/10/12	138,898,500
264,400,000	0.210		12/13/12	264,396,192
161,800,000	0.210		12/19/12	161,796,303
161,900,000	0.210		12/21/12	161,896,114
175,000,000	0.210		12/27/12	174,997,059
76,500,000	0.200		12/28/12	76,496,958
137,100,000	0.210		12/28/12	137,095,558
250,000,000	0.210		01/04/13	249,992,153
20,000,000	0.160		01/18/13	19,998,868
50,000,000	0.160		01/24/13	49,996,816
100,000,000	0.170		02/01/13	99,995,257
170,000,000	0.160		02/15/13	169,984,763
40,240,000	0.125		03/01/13	40,229,296
22,000,000	0.125		03/05/13	21,993,887
100,000,000	0.200		03/06/13	99,991,385
53,100,000	1.625		03/20/13	53,320,464
250,000,000	0.240		04/16/13	249,987,623
272,160,000	0.200		04/30/13	272,106,000
100,000,000	0.300		05/07/13	100,020,034
80,860,000	0.210		05/17/13	80,844,122
83,100,000	0.200		05/22/13	83,079,285
49,100,000	0.230		05/23/13	49,094,585
4,100,000	0.230		05/24/13	4,099,446
125,000,000	0.230		05/29/13	124,985,736
33,200,000	0.230		06/07/13	33,196,021
13,500,000	0.280		06/10/13	13,500,000
49,900,000	0.350		06/10/13	49,925,036
83,100,000	0.230		06/12/13	83,089,776
3,300,000	0.300		06/13/13	3,300,000
22,380,000	1.625		06/14/13	22,542,278
83,100,000	0.230		06/18/13	83,089,322
121,500,000	0.250		06/20/13	121,495,100
96,200,000	0.420		06/21/13	96,288,240
47,055,000	1.875		06/21/13	47,475,122
75,925,000	0.240		06/27/13	75,910,289
77,600,000	0.125		06/28/13	77,538,606
146,900,000	0.240		06/28/13	146,886,996
64,890,000	0.290		07/01/13	64,890,000
90,000,000	0.250		07/02/13	89,986,162
92,460,000	0.250		07/05/13	92,452,636
19,000,000	0.149	(a)	07/08/13	18,994,226
65,540,000	0.350		07/09/13	65,574,106
22,720,000	0.350		07/11/13	22,732,945
40,000,000	0.148	(a)	07/15/13	39,987,456
35,005,000	0.280		08/13/13	35,008,937
40,020,000	0.250		09/06/13	40,024,314
13,100,000	4.000		09/06/13	13,477,755
14,160,000	5.250		09/13/13	14,712,358

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$9,330,000	4.500%		09/16/13	$ 9,645,659
18,800,000	0.125		09/24/13	18,785,801
12,000,000	0.125		09/25/13	11,990,399
2,000,000	2.000		09/30/13	2,029,542
68,600,000	0.210		10/01/13	68,592,624
37,500,000	0.210		10/10/13	37,498,287
12,240,000	0.300		10/18/13	12,248,843
16,255,000	0.375		10/18/13	16,276,217
84,625,000	3.625		10/18/13	87,150,094
20,535,000	0.290		11/14/13	20,547,003
26,100,000	0.300		11/22/13	26,118,183
135,855,000	0.375		11/27/13	136,045,767
24,100,000	0.320		11/29/13	24,120,866
188,000,000	0.188	(a)	08/15/14	187,934,684
Federal Home Loan Mortgage Corporation
29,913,000	0.160	(a)	02/04/13	29,910,874
240,000,000	0.168	(a)	03/21/13	239,978,180
31,153,000	0.750		03/28/13	31,204,579
7,070,000	4.000		06/12/13	7,209,237
39,050,000	0.158	(a)	06/17/13	39,043,101
20,746,000	4.125		09/27/13	21,410,268
60,375,000	0.375		10/15/13	60,453,984
7,674,000	0.500		10/15/13	7,692,188
45,804,000	0.875		10/28/13	46,074,157
149,525,000	0.375		10/30/13	149,737,541
300,000,000	0.180	(a)	11/04/13	299,915,828
5,405,000	0.375		11/27/13	5,412,571
Federal National Mortgage Association
692,000,000	0.339	(a)	12/20/12	691,994,372
330,000,000	0.239	(a)	12/28/12	329,995,059
204,808,000	4.375		03/15/13	207,226,133
350,000,000	0.221	(a)	05/17/13	349,950,606
9,465,000	1.500		06/26/13	9,531,714
9,490,000	4.375		07/17/13	9,731,887
134,388,000	0.500		08/09/13	134,605,621
9,292,000	1.125		09/17/13	9,358,631
17,120,000	1.000		09/23/13	17,223,979
2,250,000	1.125		09/30/13	2,266,916
150,000,000	0.170	(a)	10/03/13	149,949,020
222,467,000	4.625		10/15/13	230,974,053
4,250,000	1.050		10/22/13	4,281,254
300,000,000	0.179	(a)	11/14/13	299,913,751
5,000,000	0.800		11/18/13	5,027,458
400,000,000	0.189	(a)	09/11/14	399,856,110

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 9,399,413,986

U.S. Treasury Obligations – 4.8%
United States Treasury Notes
$50,000,000	2.750%		02/28/13	$ 50,308,907
200,000,000	1.375		03/15/13	200,663,979
12,000,000	0.375		06/30/13	12,009,082
138,000,000	3.375		06/30/13	140,493,416
76,000,000	1.000		07/15/13	76,350,737
211,200,000	0.125		09/30/13	211,064,166
203,400,000	3.125		09/30/13	208,318,574
397,000,000	0.500		10/15/13	398,007,024

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$74,000,000	0.500%		11/15/13	$ 74,201,243
135,000,000	4.250		11/15/13	140,194,343
115,000,000	2.000		11/30/13	117,032,649

TOTAL U.S. TREASURY OBLIGATIONS				$ 1,628,644,120

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 11,028,058,106

Repurchase Agreements-Unaffiliated Issuers(b) – 69.0%
ABN Amro Bank N.V.
$500,000,000	0.250%		12/03/12	$ 500,000,000
Maturity Value: $500,010,417

Collateralized by Federal Home Loan Mortgage Corp., 4.000%, due 10/01/31, Federal National Mortgage Association, 4.500%, due 11/01/41 and U.S. Treasury Note, 1.000%, due 09/30/16. The aggregate market value of the collateral, including accrued interest, was $512,919,875.

Bank of America, N.A.
500,000,000	0.230		12/03/12	500,000,000
Maturity Value: $500,009,583
Collateralized by Government National Mortgage Association, 3.500%, due 08/20/42. The market value of the collateral, including accrued interest, was $515,000,000.

Bank of Nova Scotia (The)
250,000,000	0.210	(a)(c)	12/07/12	250,000,000
Maturity Value: $250,262,499
Settlement Date: 09/13/12

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 5.000%, due 08/01/41 to 09/01/42, Federal National Mortgage Association, 3.000% to 6.000%, due 04/01/27 to 11/01/42 and Government National Mortgage Association, 6.000%, due 11/15/38. The aggregate market value of the collateral, including accrued interest, was $257,654,124.

500,000,000	0.220	(a)(c)	12/07/12	500,000,000
Maturity Value: $500,549,999
Settlement Date: 10/12/12

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.500%, due 10/01/25 to 10/01/42, Federal National Mortgage Association, 3.000% to 6.000%, due 07/01/26 to 09/01/42 and Government National Mortgage Association, 6.000%, due 11/15/38. The aggregate market value of the collateral, including accrued interest, was $516,089,695.

200,000,000	0.230	(a)(c)	12/07/12	200,000,000
Maturity Value: $200,230,000
Settlement Date: 08/30/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 11/01/25 to 09/01/42, Federal National Mortgage Association, 3.000% to 6.000%, due 09/01/24 to 11/01/42 and Government National Mortgage Association, 5.000%, due 03/20/41. The aggregate market value of the collateral, including accrued interest, was $206,365,063.

350,000,000	0.230	(a)(c)	12/07/12	350,000,000
Maturity Value: $350,402,501
Settlement Date: 11/16/12

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.500%, due 02/01/26 to 10/01/42 and Federal National Mortgage Association, 2.500% to 6.000%, due 05/01/26 to 09/01/42. The aggregate market value of the collateral, including accrued interest, was $360,563,484.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(b) – (continued)
BNP Paribas Securities Corp.
$400,000,000	0.220%		12/03/12	$ 400,000,000
Maturity Value: $400,007,333

Collateralized by Federal Farm Credit Bank, 0.320% to 0.228%, due 03/12/15 to 06/22/15, Federal Home Loan Bank, 0.300%, due 12/11/13, Federal Home Loan Mortgage Corp., 0.000%, due 02/25/13, Federal National Mortgage Association, 1.000% to 6.250%, due 08/14/17 to 05/15/29 and U.S. Treasury Note, 1.000%, due 11/30/19. The aggregate market value of the collateral, including accrued interest, was $408,000,063.

250,000,000	0.220	(a)(c)	12/07/12	250,000,000
Maturity Value: $250,276,527
Settlement Date: 09/11/12

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.500%, due 03/01/25 to 12/01/42, Federal National Mortgage Association, 3.000% to 5.000%, due 06/01/23 to 11/01/42 and Government National Mortgage Association, 4.000% to 5.000%, due 03/15/40 to 07/15/40. The aggregate market value of the collateral, including accrued interest, was $255,000,001.

525,000,000	0.230	(a)(c)	12/07/12	525,000,000
Maturity Value: $525,610,459
Settlement Date: 09/10/12

Collateralized by Federal National Mortgage Association, 3.000% to 5.500%, due 12/01/31 to 11/01/42 and Government National Mortgage Association, 4.500%, due 08/15/39. The aggregate market value of the collateral, including accrued interest, was $535,500,000.

250,000,000	0.240	(a)(c)	12/07/12	250,000,000
Maturity Value: $250,300,002
Settlement Date: 10/17/12

Collateralized by Federal Home Loan Mortgage Corp., 4.500%, due 05/01/41, Federal National Mortgage Association, 3.000% to 6.000%, due 10/01/20 to 11/01/48 and Government National Mortgage Association, 4.000% to 5.000%, due 08/15/18 to 01/20/41. The aggregate market value of the collateral, including accrued interest, was $254,999,998.

1,600,000,000	0.250	(a)(c)	12/07/12	1,600,000,000
Maturity Value: $1,601,188,881
Settlement Date: 10/17/12

Collateralized by Federal Home Loan Mortgage Corp., 3.500%, due 07/01/42, Federal National Mortgage Association, 2.500% to 5.000%, due 08/01/27 to 11/01/42 and Government National Mortgage Association, 3.000% to 5.500%, due 10/15/40 to 11/20/42. The aggregate market value of the collateral, including accrued interest, was $1,632,000,000.

550,000,000	0.250	(a)	12/12/12	550,000,000
Maturity Value: $550,725,690
Settlement Date: 06/05/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 3.500%, due 09/01/31 to 11/01/42 and Federal National Mortgage Association, 3.000% to 5.500%, due 01/01/27 to 11/01/42. The aggregate market value of the collateral, including accrued interest, was $561,000,000.

500,000,000	0.250	(a)	12/19/12	500,000,000
Maturity Value: $500,684,023
Settlement Date: 06/05/12

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.000%, due 10/01/26 to 08/01/42 and Federal National Mortgage Association, 3.000% to 4.500%, due 07/01/27 to 12/01/40. The aggregate market value of the collateral, including accrued interest, was $510,000,000.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(b) – (continued)
BNYMellon Investments
$467,100,000	0.240%		12/03/12	$ 467,100,000
Maturity Value: $467,109,342
Collateralized by U.S. Treasury Bond, 3.750%, due 08/15/41. The market value of the collateral, including accrued interest, was $480,817,075.

Citibank, N.A.
1,500,000,000	0.200		12/05/12	1,500,000,000
Maturity Value: $1,500,058,333
Settlement Date: 11/28/12

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 12.000%, due 12/01/12 to 05/01/48 and Federal National Mortgage Association, 2.500% to 12.500%, due 12/01/12 to 11/01/48. The aggregate market value of the collateral, including accrued interest, was $1,530,000,011.

Citigroup Global Markets, Inc.
100,000,000	0.240		12/03/12	100,000,000
Maturity Value: $100,002,000

Collateralized by Federal Home Loan Mortgage Corp., 3.500%, due 09/01/42 and Federal National Mortgage Association, 3.500% to 5.000%, due 04/01/26 to 05/01/42. The aggregate market value of the collateral, including accrued interest, was $102,000,000.

915,000,000	0.240		12/03/12	915,000,000
Maturity Value: $915,018,300

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 7.000%, due 06/01/22 to 11/01/42 and Federal National Mortgage Association, 2.500% to 6.500%, due 01/01/21 to 12/01/42. The aggregate market value of the collateral, including accrued interest, was $933,300,002.

Credit Agricole Corporate and Investment Bank
1,500,000,000	0.250	(a)(c)	12/07/12	1,500,000,000
Maturity Value: $1,501,270,825
Settlement Date: 10/16/12

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 7.000%, due 02/01/32 to 09/01/42, Federal National Mortgage Association, 2.500% to 5.500%, due 09/01/25 to 11/01/42 and U.S. Treasury Note, 1.250%, due 04/15/14. The aggregate market value of the collateral, including accrued interest, was $1,544,393,174.

Credit Suisse Securities (USA) LLC
500,000,000	0.250		02/14/13	500,000,000
Maturity Value: $500,423,611
Settlement Date: 10/15/12
Collateralized by Federal National Mortgage Association, 2.500% to 6.500%, due 04/01/32 to 11/01/42. The aggregate market value of the collateral, including accrued interest, was $510,000,119.
1,100,000,000	0.250	(d)	04/03/13	1,100,000,000
Maturity Value: $1,100,924,306

Deutsche Bank Securities, Inc.
400,000,000	0.230		12/03/12	400,000,000
Maturity Value: $400,007,667
Collateralized by U.S. Treasury Notes, 1.375% to 2.125%, due 11/30/15 to 08/15/21. The aggregate market value of the collateral, including accrued interest, was $408,000,027.
550,000,000	0.260		02/11/13	550,000,000
Maturity Value: $550,488,583
Settlement Date: 10/11/12
Collateralized by Federal National Mortgage Association, 3.000% to 4.000%, due 12/01/32 to 08/01/42. The aggregate market value of the collateral, including accrued interest, was $566,500,001.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(b) – (continued)
Deutsche Bank Securities, Inc. – (continued)
$1,000,000,000	0.250%		03/15/13	$ 1,000,000,000
Maturity Value: $1,000,840,278
Settlement Date: 11/14/12

Collateralized by Federal National Mortgage Association, 2.500% to 4.500%, due 08/01/26 to 12/01/42 and Government National Mortgage Association, 3.500% to 5.000%, due 06/20/41 to 10/20/42. The aggregate market value of the collateral, including accrued interest, was $1,030,260,008.

100,000,000	0.240		03/18/13	100,000,000
Maturity Value: $100,079,333
Settlement Date: 11/19/12
Collateralized by Federal National Mortgage Association, 3.500% to 5.500%, due 06/01/36 to 09/01/42. The aggregate market value of the collateral, including accrued interest, was $103,224,586.

Federal Reserve Bank of New York
10,000,000	0.180		12/03/12	10,000,000
Maturity Value: $10,000,150
Collateralized by U.S. Treasury Note, 0.375%, due 04/15/15. The market value of the collateral, including accrued interest, was $10,000,181.

ING Financial Markets LLC
200,000,000	0.220		12/03/12	200,000,000
Maturity Value: $200,003,667

Collateralized by Federal Home Loan Mortgage Corp., 0.500% to 1.250%, due 09/25/15 to 10/02/19 and Federal National Mortgage Association, 0.600%, due 08/20/15. The aggregate market value of the collateral, including accrued interest, was $204,003,943.

1,100,000,000	0.240	(a)(c)	12/07/12	1,100,000,000
Maturity Value: $1,101,327,340
Settlement Date: 08/31/12

Collateralized by Federal Home Loan Mortgage Corp., 0.450% to 7.500%, due 02/21/14 to 07/01/42 and Federal National Mortgage Association, 2.500% to 7.150%, due 02/01/13 to 08/01/48. The aggregate market value of the collateral, including accrued interest, was $1,122,000,021.

350,000,000	0.270	(a)(c)	12/07/12	350,000,000
Maturity Value: $350,469,875
Settlement Date: 10/15/12

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 7.500%, due 06/01/26 to 05/01/40, Federal National Mortgage Association, 2.500% to 7.150%, due 11/01/25 to 11/01/50, U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/16 and U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/27. The aggregate market value of the collateral, including accrued interest, was $357,000,037.

500,000,000	0.270	(a)(c)	12/07/12	500,000,000
Maturity Value: $500,675,000
Settlement Date: 11/15/12

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.000%, due 01/01/14 to 07/01/41 and Federal National Mortgage Association, 0.750% to 4.500%, due 12/18/13 to 06/01/41. The aggregate market value of the collateral, including accrued interest, was $510,000,015.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(b) – (continued)
Joint Repurchase Agreement Account III
$3,800,000,000	0.225%		12/03/12	$ 3,800,000,000
Maturity Value: $3,800,071,260

JP Morgan Securities LLC
200,000,000	0.240		12/03/12	200,000,000
Maturity Value: $200,004,000
Collateralized by Federal National Mortgage Association, 4.500% to 6.000%, due 12/01/22 to 11/01/47. The aggregate market value of the collateral, including accrued interest, was $204,000,272.

Merrill Lynch, Pierce, Fenner & Smith, Inc.
260,000,000	0.200		12/03/12	260,000,000
Maturity Value: $260,004,333
Collateralized by U.S. Treasury Bill, 0.000%, due 09/19/13 and U.S. Treasury Note, 4.250%, due 08/15/15. The aggregate market value of the collateral, including accrued interest, was $265,200,071.
200,000,000	0.230		12/03/12	200,000,000
Maturity Value: $200,003,833

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.000%, due 02/01/42 to 11/01/42 and Federal National Mortgage Association, 3.500% to 4.000%, due 03/01/42 to 07/01/42. The aggregate market value of the collateral, including accrued interest, was $206,000,001.

RBC Capital Markets LLC
500,000,000	0.230		12/03/12	500,000,000
Maturity Value: $500,009,583

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.500%, due 08/01/41 to 09/01/42 and Federal National Mortgage Association, 4.000%, due 12/01/41. The aggregate market value of the collateral, including accrued interest, was $510,000,001.

250,000,000	0.250	(a)(c)(e)	12/07/12	250,000,000
Maturity Value: $250,154,513
Settlement Date: 10/17/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 3.500%, due 06/01/42 to 10/01/42, Federal National Mortgage Association, 2.500% to 4.000%, due 07/01/27 to 11/01/42 and Government National Mortgage Association, 4.000% to 5.500%, due 02/15/40 to 02/20/41.The aggregate market value of the collateral, including accrued interest, was $255,000,000.

Societe Generale
300,000,000	0.230		12/03/12	300,000,000
Maturity Value: $300,005,750
Collateralized by Government National Mortgage Association, 3.000% to 5.500%, due 06/15/25 to 11/20/42. The aggregate market value of the collateral, including accrued interest, was $309,000,002.
500,000,000	0.230		12/03/12	500,000,000
Maturity Value: $500,009,583

Collateralized by Federal Farm Credit Bank, 0.150% to 3.400%, due 02/07/13 to 01/11/17, Federal Home Loan Bank, 0.180% to 5.500%, due 02/15/13 to 10/23/17, Federal Home Loan Mortgage Corp., 0.375% to 4.875%, due 01/09/13 to 05/30/19 and Federal National Mortgage Association, 0.600% to 7.125%, due 03/15/13 to 01/15/30. The aggregate market value of the collateral, including accrued interest, was $510,000,414.

375,000,000	0.240		12/03/12	375,000,000
Maturity Value: $375,007,500

Collateralized by U.S. Treasury Bond, 7.250%, due 08/15/22 and U.S. Treasury Notes, 1.000% to 1.500%, due 12/31/13 to 11/30/19. The aggregate market value of the collateral, including accrued interest, was $382,500,009.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(b) – (continued)
TD Securities (USA) LLC
$200,000,000	0.220%		12/03/12	$ 200,000,000
Maturity Value: $200,003,667

Collateralized by Federal Farm Credit Bank, 0.250% to 7.010%, due 02/07/13 to 11/10/20, Federal Home Loan Bank, 0.125% to 2.625%, due 12/13/12 to 12/10/21 and Federal Home Loan Mortgage Corp., 1.720% to 5.050%, due 04/04/13 to 01/26/15. The aggregate market value of the collateral, including accrued interest, was $204,003,172.

UBS Securities LLC
50,000,000	0.190		12/03/12	50,000,000
Maturity Value: $50,000,792
Collateralized by U.S. Treasury Bill, 0.000%, due 11/14/13. The market value of the collateral, including accrued interest, was $51,000,013.
200,000,000	0.210		12/03/12	200,000,000
Maturity Value: $200,003,500
Collateralized by U.S. Treasury Note, 1.750%, due 05/15/22. The market value of the collateral, including accrued interest, was $204,000,054.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS				$ 23,502,100,000

Repurchase Agreements-Affiliated Issuers(b) – 1.8%
Goldman, Sachs & Co.
$600,000,000	0.270	%(e)	12/07/12	$ 600,000,000
Maturity Value: $600,139,500
Settlement Date: 11/06/12

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 01/01/24 to 11/01/42 and Federal National Mortgage Association, 2.500% to 6.500%, due 12/01/23 to 11/01/42. The aggregate market value of the collateral, including accrued interest, was $611,999,999.

TOTAL INVESTMENTS – 103.2%				$ 35,130,158,106

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.2)%				(1,074,999,758)

NET ASSETS – 100.0%				$ 34,055,158,348

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2012.

(b)	Unless noted, all repurchase agreements were entered into on November 30, 2012. Additional information on Joint Repurchase Agreement Account III appears in the Notes to the Schedule of Investments section.

(c)	The instrument is subject to a demand feature.

(d)	All or a portion represents a forward commitment. Forward settling repurchase agreements will be collateralized at settlement.

(e)	Security has been determined to be illiquid by the Investment Adviser. At November 30, 2012, these securities amounted to $850,000,000 or approximately 2.5% of net assets.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 15.0%
ABN Amro Funding (USA) LLC
$75,000,000	0.411%	02/01/13	$ 74,947,042
100,000,000	0.441	02/04/13	99,920,556
125,000,000	0.401	03/01/13	124,875,000
Aspen Funding Corp.
150,000,000	0.300	02/08/13	149,913,750
Atlantic Asset Securitization LLC
150,000,000	0.300	12/17/12	149,980,000
150,000,000	0.310	12/19/12	149,976,750
150,000,000	0.444	01/01/13	150,000,000
Atlantis One Funding Corp.
350,000,000	0.472	06/17/13	349,095,250
250,000,000	0.401	07/25/13	249,344,444
Bank of China Ltd.
54,663,000	0.631	12/14/12	54,650,564
24,274,000	0.520	12/21/12	24,266,988
75,000,000	0.620	12/21/12	74,974,167
Gemini Securitization Corp. LLC
100,000,000	0.320	01/08/13	99,966,222
95,000,000	0.290	02/04/13	94,950,257
200,000,000	0.300	02/05/13	199,890,000
45,000,000	0.280	02/19/13	44,972,000
60,000,000	0.290	02/26/13	59,957,950
Hannover Funding Co. LLC
75,000,000	0.501	12/20/12	74,980,208
40,000,000	0.350	01/25/13	39,978,611
50,000,000	0.400	02/13/13	49,958,889
Jupiter Securitization Co. LLC
25,000,000	0.321	05/09/13	24,964,667
Kells Funding LLC
50,000,000	0.491	01/15/13	49,969,375
150,000,000	0.330	02/26/13	149,880,375
LMA Americas LLC
133,000,000	0.310	12/13/12	132,986,257
133,000,000	0.380	01/07/13	132,948,056
Newport Funding Corp.
65,000,000	0.310	02/19/13	64,955,222
50,046,000	0.310	02/26/13	50,008,507
Nieuw Amsterdam Receivables Corp.
140,000,000	0.250	02/13/13	139,928,056
Regency Markets No. 1 LLC
100,000,000	0.220	12/04/12	99,998,167
Royal Park Investments Funding Corp.
79,000,000	0.882	01/02/13	78,938,204
40,000,000	0.953	01/03/13	39,965,167
50,000,000	0.903	01/24/13	49,932,500
75,000,000	1.005	04/17/13	74,714,583
Versailles Commercial Paper LLC
160,000,000	0.340	01/10/13	159,939,556

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$ 3,565,727,340

Certificates of Deposit-Eurodollar – 1.2%
Sumitomo Mitsui Trust Bank Ltd.
$75,000,000	0.400%	01/25/13	$ 75,000,572
100,000,000	0.390	02/11/13	100,000,999
100,000,000	0.390	02/15/13	100,001,054

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR			$ 275,002,625

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Certificates of Deposit-Yankeedollar – 4.0%
Bank of China Ltd.
$75,000,000	0.420%		03/01/13	$ 75,000,000
75,000,000	0.620		05/28/13	75,000,000
Mitsubishi UFJ Trust & Banking Corp.
300,000,000	0.300		02/22/13	300,000,000
Norinchukin Bank
200,000,000	0.380		12/03/12	200,000,000
85,000,000	0.490		03/01/13	85,028,586
Standard Chartered Bank
223,000,000	0.490		01/07/13	223,000,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$ 958,028,586

Time Deposits – 6.7%
Credit Industriel et Commercial
$162,000,000	0.180%		12/03/12	$ 162,000,000
National Bank of Kuwait
400,000,000	0.200		12/03/12	400,000,000
Natixis
800,000,000	0.200		12/03/12	800,000,000
Societe Generale
224,700,000	0.180		12/03/12	224,700,000

TOTAL TIME DEPOSITS				$ 1,586,700,000

U.S. Government Agency Obligations – 14.4%
Federal Farm Credit Bank
$56,000,000	0.612	%(a)	12/14/12	$ 56,000,000
Federal Home Loan Bank
16,500,000	0.200		12/06/12	16,499,878
65,900,000	0.210		12/10/12	65,899,288
122,400,000	0.210		12/13/12	122,398,237
89,400,000	0.210		12/19/12	89,397,957
89,400,000	0.210		12/21/12	89,397,854
43,300,000	0.200		12/28/12	43,298,278
78,800,000	0.210		12/28/12	78,797,447
29,770,000	0.125		03/01/13	29,762,081
39,250,000	1.625		03/20/13	39,412,961
58,600,000	0.210		05/17/13	58,588,493
60,300,000	0.200		05/22/13	60,284,968
35,600,000	0.230		05/23/13	35,596,074
2,990,000	0.230		05/24/13	2,989,596
74,000,000	0.240		05/24/13	73,995,335
90,000,000	0.230		05/29/13	89,989,730
81,000,000	0.240		06/06/13	80,994,481
24,100,000	0.230		06/07/13	24,097,112
10,000,000	0.280		06/10/13	10,000,000
36,200,000	0.350		06/10/13	36,218,162
60,300,000	0.230		06/12/13	60,292,581
2,400,000	0.300		06/13/13	2,400,000
15,460,000	1.625		06/14/13	15,572,101
60,350,000	0.230		06/18/13	60,342,246
65,400,000	0.420		06/21/13	65,459,988
23,500,000	1.875		06/21/13	23,709,984
47,500,000	0.240		06/27/13	47,490,797
52,900,000	0.125		06/28/13	52,858,148
37,000,000	0.240		06/28/13	36,997,185
48,200,000	0.290		07/01/13	48,200,000
9,700,000	0.250		07/02/13	9,699,242
63,860,000	0.250		07/05/13	63,854,914

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$15,000,000	0.149	%(a)	07/08/13	$ 14,995,441
45,270,000	0.350		07/09/13	45,293,558
30,000,000	0.148	(a)	07/15/13	29,990,592
197,900,000	0.220		08/08/13	197,840,605
8,350,000	0.125		09/25/13	8,343,319
69,200,000	0.210		10/01/13	69,192,560
14,400,000	3.625		10/18/13	14,829,836
97,000,000	0.210		10/24/13	96,997,568
116,000,000	0.188	(a)	08/15/14	115,959,699
Federal Home Loan Mortgage Corporation
468,000,000	0.160	(a)	05/03/13	467,920,569
196,750,000	0.159	(a)	05/06/13	196,716,141
211,000,000	0.160	(a)	06/03/13	210,957,002
4,880,000	4.000		06/12/13	4,976,107
200,000,000	0.158	(a)	06/17/13	199,939,701
14,300,000	0.375		10/15/13	14,318,308
5,900,000	0.500		10/15/13	5,913,982
1,500,000	0.875		10/28/13	1,508,799
Federal National Mortgage Association
17,600,000	4.375		03/15/13	17,807,417
61,290,000	0.500		08/09/13	61,386,202
2,800,000	1.000		09/23/13	2,817,613
5,100,000	1.125		10/08/13	5,139,149
23,100,000	4.625		10/15/13	23,983,976

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 3,397,323,262

U.S. Treasury Obligations – 5.2%
United States Treasury Notes
$109,500,000	3.875%		02/15/13	$ 110,330,522
250,000,000	0.625		02/28/13	250,254,550
267,800,000	0.750		03/31/13	268,280,288
100,000,000	2.500		03/31/13	100,738,898
63,000,000	1.000		07/15/13	63,290,742
42,500,000	0.125		09/30/13	42,471,253
37,500,000	3.125		09/30/13	38,407,241
347,750,000	0.500		10/15/13	348,632,397

TOTAL U.S. TREASURY OBLIGATIONS				$ 1,222,405,891

Variable Rate Municipal Debt Obligations(a) – 5.4%
Alaska Housing Finance Corp. VRDN RB Taxable General Series 2012 B
$25,000,000	0.200%		12/07/12	$ 25,000,000
BlackRock Municipal Bond Trust VRDN Putters Series 2012-T0014 (JPMorgan Chase Bank N.A., LIQ)(b)
19,375,000	0.260		12/03/12	19,375,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(b)
33,000,000	0.260		12/03/12	33,000,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
29,110,000	0.260		12/03/12	29,110,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-1
30,500,000	0.160		12/07/12	30,500,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-3
45,100,000	0.160		12/07/12	45,100,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
California Statewide Communities Development Authority VRDN RB for Sutter Health Putters Series 2008-3175 (JPMorgan Chase Bank N.A., LIQ)(b)
$24,170,000	0.170%	12/07/12	$ 24,170,000
City of Durham, North Carolina GO VRDN for Taxable Housing Series 2000 (Bank of America N.A., SPA)
3,810,000	0.340	12/07/12	3,810,000
City of Portland, Maine GO VRDN for Taxable Pension Series 2001 (JPMorgan Chase Bank N.A., SPA)
40,000,000	0.290	12/07/12	40,000,000
Colorado State Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-6 (JPMorgan Chase Bank N.A., SPA)
33,850,000	0.170	12/07/12	33,850,000
Connecticut State Health & Educational Facility Authority VRDN RB for Yale-New Haven Hospital Series 2008 L2 (Bank of America N.A., LOC)
35,000,000	0.190	12/07/12	35,000,000
Connecticut State Housing Finance Authority VRDN RB Taxable Housing Mortgage Finance Program 1989 Series D RMKT (GO of Authority) (FHLB, SPA)
17,934,000	0.190	12/07/12	17,934,000
Connecticut State Housing Finance Authority VRDN RB Taxable Housing Mortgage Finance Program Series 2008 E (GO of Authority) (Bank of America N.A., SPA)
64,115,000	0.200	12/07/12	64,115,000
Connecticut State Housing Finance Authority VRDN RB Taxable Housing Mortgage Finance Program Series 2011 D (GO of Authority) (Barclays Bank PLC, SPA)
72,485,000	0.190	12/07/12	72,485,000
Connecticut State Housing Finance Authority VRDN RB Taxable Housing Mortgage Finance Program Series 2011 Subseries A-2 (Bank of America N.A., SPA)
19,680,000	0.250	12/07/12	19,680,000
Cook County, Illinois GO VRDN P-Floats-MT-785 Series 2011 (AMBAC) (Bank of America N.A., LIQ)(b)
21,915,000	0.190	12/07/12	21,915,000
County of Shelby, Tennessee GO VRDN Series 2006 C (JPMorgan Chase Bank N.A., SPA)
25,925,000	0.170	12/07/12	25,925,000
Delaware State Health Facilities Authority VRDN RB for Nemours Foundation Project Series 2005 (Bank of America N.A., LIQ)
35,715,000	0.170	12/07/12	35,715,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase Bank N.A., LIQ)
21,330,000	0.170	12/07/12	21,330,000
King County, Washington GO VRDN Series 2009 A (Bank of America N.A., SPA)
25,000,000	0.200	12/07/12	25,000,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 F
29,600,000	0.150	12/07/12	29,600,000

Massachusetts Health & Educational Facilities Authority VRDN RB for Partners HealthCare System Series 2009 I-2 (U.S. Bank N.A., SPA) (GTY AGMT- Bringham and Women’s Hospital, Inc., Faulkner Hospital and Massachusetts General Hospital)

35,600,000	0.150	12/07/12	35,600,000

Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare Series 1997 P-1 RMKT (JPMorgan Chase Bank N.A., SPA) (GTY AGMT- Bringham and Women’s Hospital, Inc., Faulkner Hospital and Massachusetts General Hospital)

74,500,000	0.160	12/07/12	74,500,000
Michigan State University VRDN RB Series 2000 A (JPMorgan Chase Bank N.A., SPA)
37,925,000	0.170	12/07/12	37,925,000

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
Missouri Health & Educational Facilities Authority VRDN RB for SSM Health Care Corp. Series 2005 D4 RMKT (JPMorgan Chase Bank N.A., SPA)
$29,425,000	0.180%	12/07/12	$ 29,425,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 Sub Gen-C RMKT (GO of Participants) (Bayerische Landesbank, LOC)
20,500,000	0.270	12/07/12	20,500,000
New Jersey State Turnpike Authority VRDN RB P-Floats-MT-823 Series 2012 (GTY AGMT - Bank of America N.A.) (Bank of America N.A., LIQ)(b)
24,500,000	0.430	12/07/12	24,500,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 A-1 (TD Bank, SPA)
73,300,000	0.180	12/07/12	73,300,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1-A (Landesbank Hessen-Thueringen Girozentrale, LIQ)
34,740,000	0.200	12/07/12	34,740,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2006 A-1 RMKT (Wells Fargo Bank N.A., LOC)
33,850,000	0.160	12/07/12	33,850,000
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinate Lien Series 2003-4V RMKT (GO of Corp.) (Bank of America N.A., SPA)
37,395,000	0.200	12/07/12	37,395,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDN Tax-Exempt Preferred Series 2010-1 (Deutsche Bank A.G., LIQ)(b)
25,000,000	0.300	12/07/12	25,000,000
Oglethorpe, Georgia Power Corp. VRDN RB Putters Series 2012 SGT05 (NATL-RE) (FGIC) (Societe Generale, LIQ)(b)
32,000,000	0.500	12/03/12	32,000,000
Private Colleges & Universities Authority, Georgia VRDN RB for Emory University Project Series 1999 B (GO of University)
9,875,000	0.200	12/07/12	9,875,000
Rochester, Minnesota Health Care Facilities VRDN RB for Mayo Foundation Series 2002 B RMKT (Bank of America N.A., SPA)
41,600,000	0.150	12/07/12	41,600,000
San Francisco City & County Airports Commission VRDN RB for San Francisco International Airport Refunding Second Series 2010 A-2 (JPMorgan Chase Bank N.A., LOC)
30,000,000	0.180	12/07/12	30,000,000
State of Texas GO VRDN Refunding for College Student Loan Series 2003 (Landesbank Hessen-Thueringen Girozentrale, SPA)
23,000,000	0.190	12/07/12	23,000,000
State of Texas GO VRDN Refunding for Taxable Veterans’ Land Series 2002 (Landesbank Hessen-Thueringen Girozentrale, SPA)
25,460,000	0.230	12/07/12	25,460,000
University of North Carolina at Chapel Hill VRDN RB Series 2003 A (Bank of America N.A., SPA)
43,800,000	0.170	12/07/12	43,800,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS			$ 1,285,084,000

Variable Rate Obligations(a) – 13.7%
Australia & New Zealand Banking Group Ltd.
$260,000,000	0.400%	12/12/13	$ 260,000,000
Bank of Nova Scotia (The)
350,000,000	0.362	12/11/13	350,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
350,000,000	0.421	05/29/13	350,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Obligations(a) – (continued)
Credit Suisse Securities (USA) LLC
$550,000,000	0.268%		02/28/13	$ 550,000,000
Deutsche Bank AG
398,000,000	0.789		02/28/13	398,000,000
JPMorgan Chase Bank N.A.
195,000,000	0.395		06/18/13	195,000,000
280,000,000	0.327		06/21/13	280,000,000
National Bank of Canada
110,000,000	0.299		12/14/12	110,000,000
Overseas Private Investment Corp.
18,500,000	0.180		12/07/12	18,500,000
25,000,000	0.180		12/07/12	25,000,000
86,000,000	0.180		12/07/12	86,000,000
Providence Health & Services (U.S. Bank N.A.)
47,000,000	0.220		12/07/12	47,000,000
Svenska Handelsbanken AB
195,000,000	0.434		01/03/14	195,000,000
Wells Fargo Bank N.A.
150,000,000	0.429		12/20/13	150,000,000
Westpac Banking Corp.
246,000,000	0.473	(b)	12/31/13	246,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$ 3,260,500,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 15,550,771,704

Repurchase Agreements-Unaffiliated Issuers(c) – 34.6%
ABN Amro Securities (USA) LLC
$99,000,000	0.410	%(a)	12/05/12	$ 99,000,000
Maturity Value: $99,007,893
Settlement Date: 11/28/12
Collateralized by various equity security issuers. The aggregate market value of the collateral, including accrued interest, was $107,496,691.

BNP Paribas Securities Corp.
25,000,000	0.580		12/03/12	25,000,000
Maturity Value: $25,001,208
Collateralized by various corporate security issuers, 3.125% to 10.500%, due 10/01/13 to 03/15/42. The aggregate market value of the collateral, including accrued interest, was $27,261,911.
$100,000,000	0.230	(a)(d)	12/07/12	$ 100,000,000
Maturity Value: $100,116,278
Settlement Date: 09/10/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.000%, due 04/01/27 to 12/01/42, Federal National Mortgage Association, 3.500% to 6.000%, due 07/01/18 to 08/01/42 and Government National Mortgage Association, 4.500% to 6.000%, due 08/15/33 to 01/15/40 . The aggregate market value of the collateral, including accrued interest, was $101,999,998.

BNYMellon Investments
200,000,000	0.240		12/03/12	200,000,000
Maturity Value: $200,004,000
Collateralized by U.S. Treasury Bond, 3.750%, due 08/15/41. The market value of the collateral, including accrued interest, was $205,925,697.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Credit Agricole Corporate and Investment Bank
$325,000,000	0.240	%(a)(d)	12/07/12	$ 325,000,000
Maturity Value: $325,199,334
Settlement Date: 10/15/12

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.000%, due 12/01/27 to 12/01/42, Federal National Mortgage Association, 2.000% to 5.500%, due 12/01/22 to 11/01/42, Government National Mortgage Association, 4.000% to 6.000%, due 10/15/32 to 10/20/42 and U.S. Treasury Note, 0.750%, due 08/15/13. The aggregate market value of the collateral, including accrued interest, was $334,360,156.

Credit Suisse Securities (USA) LLC
500,000,000	0.220		12/03/12	500,000,000
Maturity Value: $500,009,167
Collateralized by U.S. Treasury Bond, 1.625%, due 08/15/22. The market value of the collateral, including accrued interest, was $510,001,289.
200,000,000	0.708	(a)(e)	01/09/13	200,000,000
Maturity Value: $201,135,932
Settlement Date: 03/26/12

Collateralized by commercial paper issuer, 0.000%, due 12/04/12, various asset-backed obligations, 0.668% to 3.290%, due 05/08/20 to 06/25/35 and various mortgage-backed obligations, 0.085% to 6.423%, due 11/15/17 to 06/12/50. The aggregate market value of the collateral, including accrued interest, was $252,250,016.

220,000,000	0.250		02/14/13	220,000,000
Maturity Value: $220,186,389
Settlement Date: 10/15/12
Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.500%, due 08/01/20 to 01/01/42. The aggregate market value of the collateral, including accrued interest, was $224,402,544.
400,000,000	0.260		03/04/13	400,000,000
Maturity Value: $400,320,667
Settlement Date: 11/13/12
Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 08/01/23 to 11/01/42. The aggregate market value of the collateral, including accrued interest, was $408,005,274.

Deutsche Bank Securities, Inc.
225,000,000	0.280		12/03/12	225,000,000
Maturity Value: $225,056,000
Settlement Date: 11/01/12

Collateralized by Federal National Mortgage Association, 3.500% to 5.000%, due 08/01/40 to 12/01/42 and Government National Mortgage Association, 3.000%, due 11/20/42. The aggregate market value of the collateral, including accrued interest, was $231,749,999.

300,000,000	0.300		12/03/12	300,000,000
Maturity Value: $300,007,500

Collateralized by various corporate security issuers, 0.625% to 7.500%, due 03/29/13 to 10/15/38 and various Exchange-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $329,257,001.

97,000,000	0.530		12/03/12	97,000,000
Maturity Value: $97,004,284

Collateralized by various corporate security issuers, 0.625% to 5.500%, due 04/15/13 to 10/15/38 and various Exchange-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $105,270,742.

212,000,000	0.240		03/18/13	212,000,000
Maturity Value: $212,168,187
Settlement Date: 11/19/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 3.500%, due 09/01/32 to 07/01/42 and Federal National Mortgage Association, 2.500% to 7.500%, due 06/01/27 to 09/01/42. The aggregate market value of the collateral, including accrued interest, was $218,360,001.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Deutsche Bank Securities, Inc. – (continued)
$275,000,000	0.250	%(f)	04/03/13	$ 275,000,000
Maturity Value: $275,231,076

Federal Reserve Bank of New York
10,000,000	0.180		12/03/12	10,000,000
Maturity Value: $10,000,150
Collateralized by U.S. Treasury Note, 0.375%, due 04/15/15. The market value of the collateral, including accrued interest, was $10,000,181.

HSBC Securities (USA) Inc.
500,000,000	0.220		12/03/12	500,000,000
Maturity Value: $500,009,167
Collateralized by Federal National Mortgage Association, 3.500% to 4.000%, due 12/01/26 to 06/01/42. The aggregate market value of the collateral, including accrued interest, was $510,000,953.

ING Financial Markets LLC
70,000,000	0.230		12/03/12	70,000,000
Maturity Value: $70,001,342
Collateralized by Federal National Mortgage Association, 4.000% to 6.000%, due 04/01/26 to 06/01/41. The aggregate market value of the collateral, including accrued interest, was $71,401,940.
235,000,000	0.300		12/03/12	235,000,000
Maturity Value: $235,005,875
Collateralized by various corporate security issuers, 0.800% to 7.750%, due 04/15/13 to 11/01/42. The aggregate market value of the collateral, including accrued interest, was $258,505,426.
100,000,000	0.240		12/03/12	100,000,000
Maturity Value: $100,002,000
100,000,000	0.240	(a)(d)	12/07/12	100,000,000
Maturity Value: $100,120,667
Settlement Date: 08/31/12

Shared collateral consisting of corporate security issuer, 5.45%, due 01/09/17, Federal Home Loan Mortgage Corp., 0.408% to 7.500%, due 09/15/14 to 06/01/42, Federal Home Loan Mortgage Stripped Securities, 0.978% to 7.000%, due 02/01/28 to 11/01/29, Federal National Mortgage Association, 2.306% to 6.000%, due 05/01/25 to 10/1/42 and Federal National Mortgage Association Stripped Securities, 5.000% to 7.500%, due 04/01/23 to 10/25/38. The aggregate market value of the collateral, including accrued interest, was $207,213,905.

100,000,000	0.270	(a)(d)	12/07/12	100,000,000
Maturity Value: $100,134,250
Settlement Date: 10/15/12

Collateralized by corporate security issuer, 6.650%, due 06/15/67, Federal Home Loan Mortgage Corp., 2.000% to 4.000%, due 06/01/26 to 06/01/42 and Federal National Mortgage Association, 0.000% to 6.000%, due 10/25/14 to 05/25/45. The aggregate market value of the collateral, including accrued interest, was $103,663,005.

250,000,000	0.280	(a)(d)	12/07/12	250,000,000
Maturity Value: $250,350,001
Settlement Date: 11/15/12

Collateralized by Federal Home Loan Mortgage Corp., 0.758% to 6.000%, due 04/15/22 to 09/15/41 and Federal National Mortgage Association, 3.500% to 4.500%, due 12/01/40 to 10/01/42. The aggregate market value of the collateral, including accrued interest, was $259,994,854.

Joint Repurchase Agreement Account III
433,300,000	0.225		12/03/12	433,300,000
Maturity Value: $433,308,125

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
JPMorgan Chase Securities LLC
$155,000,000	0.240%		12/03/12	$ 155,000,000
Maturity Value: $155,003,100
Collateralized by Federal Home Loan Mortgage Corp., 3.000%, due 12/01/42. The market value of the collateral, including accrued interest, was $158,103,527.
75,000,000	0.600	(e)	01/17/13	75,000,000
Maturity Value: $75,112,500
Settlement Date: 10/19/12
Collateralized by various mortgage-backed obligations, 0.268% to 7.642%, due 07/15/19 to 11/25/47. The aggregate market value of the collateral, including accrued interest, was $86,250,526.
200,000,000	0.730	(e)	01/22/13	200,000,000
Maturity Value: $200,502,889
Settlement Date: 09/20/12
Collateralized by various mortgage-backed obligations, 0.000% to 6.993%, due 08/15/29 to 08/12/48. The aggregate market value of the collateral, including accrued interest, was $230,000,208.

Merrill Lynch Government Securities, Inc
320,000,000	0.230		12/03/12	320,000,000
Maturity Value: $320,006,133

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.500%, due 10/01/40 to 04/01/42 and Federal National Mortgage Association, 3.000% to 6.000%, due 05/01/25 to 04/01/42. The aggregate market value of the collateral, including accrued interest, was $329,599,999.

600,000,000	0.230		12/03/12	600,000,000
Maturity Value: $600,011,500

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.500%, due 09/01/27 to 12/01/42 and Federal National Mortgage Association, 3.000% to 6.000%, due 02/01/27 to 02/01/49. The aggregate market value of the collateral, including accrued interest, was $618,000,004.

500,000,000	0.340		12/05/12	500,000,000
Maturity Value: $500,033,056
Settlement Date: 11/28/12

Collateralized by various corporate security issuers, 0.375% to 8.250%, due 02/01/13 to 05/15/41 and various Exchange-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $546,204,503.

RBS Securities, Inc.
100,000,000	0.380		12/03/12	100,000,000
Maturity Value: $100,003,167
Collateralized by various corporate security issuers, 2.732% to 12.500%, due 08/23/13 to 03/06/42. The aggregate market value of the collateral, including accrued interest, was $106,952,847.
345,000,000	0.480		12/03/12	345,000,000
Maturity Value: $345,013,800
Collateralized by Federal National Mortgage Association, 2.003% to 6.263%, due 08/01/34 to 12/01/42. The aggregate market value of the collateral, including accrued interest, was $351,901,450.

Societe Generale
100,000,000	0.580		12/03/12	100,000,000
Maturity Value: $100,004,833
Collateralized by various equity security issuers. The aggregate market value of the collateral, including accrued interest, was $108,000,015.

UBS Securities LLC
25,000,000	0.190		12/03/12	25,000,000
Maturity Value: $25,000,396
Collateralized by U.S. Treasury Note, 0.625%, due 08/31/17. The market value of the collateral, including accrued interest, was $25,500,023.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
UBS Securities LLC – (continued)
$125,000,000	0.230%		12/03/12	$ 125,000,000
Maturity Value: $125,002,396

Collateralized by Federal Home Loan Mortgage Corp., 4.500%, due 12/01/39 and Federal National Mortgage Association, 4.000%, due 10/01/42. The aggregate market value of the collateral, including accrued interest, was $127,500,001.

250,000,000	0.500	(a)(d)	12/07/12	250,000,000
Maturity Value: $250,315,972
Settlement Date: 11/29/12
Collateralized by various corporate security issuers, 1.375% to 7.000%, due 06/01/13 to 04/01/42. The aggregate market value of the collateral, including accrued interest, was $277,013,228.

Wells Fargo Securities LLC
400,000,000	0.220		12/03/12	400,000,000
Maturity Value: $400,007,333

Collateralized by U.S. Treasury Bills, 0.000%, due 12/13/12 to 05/23/13 and U.S. Treasury Notes, 1.250% to 3.125%, due 08/31/13 to 02/15/14. The aggregate market value of the collateral, including accrued interest, was $408,000,073.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS				$ 8,171,300,000

Repurchase Agreements-Affiliated Issuers(c) – 0.9%
Goldman, Sachs & Co.
$220,000,000	0.270	%(e)	12/07/12	$ 220,000,000
Maturity Value: $220,051,150
Settlement Date: 11/06/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 7.000%, due 07/01/21 to 12/01/42 and Federal National Mortgage Association, 2.500% to 6.500%, due 09/01/19 to 12/01/42. The aggregate market value of the collateral, including accrued interest, was $224,400,006.

TOTAL INVESTMENTS – 101.1%				$23,942,071,704

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%				(271,904,575)

NET ASSETS – 100.0%				$23,670,167,129

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2012.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2012, these securities amounted to $425,960,000 or approximately 1.8% of net assets.

(c)	Unless noted, all repurchase agreements were entered into on November 30, 2012. Additional information on Joint Repurchase Agreement Account III appears in the Notes to the Schedule of Investments section.

(d)	The instrument is subject to a demand feature.

(e)	Security has been determined to be illiquid by the Investment Adviser. At November 30, 2012, these securities amounted to $695,000,000 or approximately 2.9% of net assets.

(f)	All or a portion represents a forward commitment. Forward settling repurchase agreements will be collateralized at settlement.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLB	— Insured by Federal Home Loan Bank
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 14.6%
Aspen Funding Corp.
$125,000,000	0.300%		02/08/13	$ 124,928,125
50,000,000	0.310		02/26/13	49,962,542
Atlantic Asset Securitization LLC
150,000,000	0.300		12/17/12	149,980,000
125,000,000	0.310		12/19/12	124,980,625
150,000,000	0.444	(a)	01/01/13	150,000,000
Atlantis One Funding Corp.
300,000,000	0.472		06/17/13	299,224,500
195,500,000	0.401		07/25/13	194,987,355
Chariot Funding LLC
50,000,000	0.321		06/03/13	49,918,222
Gemini Securitization Corp. LLC
100,000,000	0.320		01/08/13	99,966,222
48,042,000	0.290		01/23/13	48,021,489
175,000,000	0.300		02/05/13	174,903,750
30,063,000	0.280		02/19/13	30,044,294
Hannover Funding Co. LLC
75,000,000	0.501		12/20/12	74,980,208
100,000,000	0.400		01/29/13	99,934,445
50,000,000	0.400		02/13/13	49,958,889
Jupiter Securitization Co. LLC
25,000,000	0.321		05/09/13	24,964,667
Kells Funding LLC
150,000,000	0.330		02/26/13	149,880,375
LMA Americas LLC
100,000,000	0.310		12/13/12	99,989,667
100,000,000	0.380		01/07/13	99,960,944
Newport Funding Corp.
40,096,000	0.310		02/19/13	40,068,378
50,000,000	0.310		02/26/13	49,962,542
Nieuw Amsterdam Receivables Corp.
100,000,000	0.250		02/15/13	99,947,222
Regency Markets No. 1 LLC
100,000,000	0.220		12/04/12	99,998,167
Royal Park Investments Funding Corp.
35,000,000	0.953		01/03/13	34,969,521
75,000,000	0.903		01/24/13	74,898,750
122,662,000	0.852		02/01/13	122,482,436
77,338,000	1.005		04/17/13	77,043,686
Versailles Commercial Paper LLC
135,000,000	0.340		01/10/13	134,949,000

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$ 2,830,906,021

Time Deposit – 1.5%
Citibank, N.A.
$300,000,000	0.190%		12/03/12	$ 300,000,000

U.S. Government Agency Obligations – 18.4%
Federal Farm Credit Bank
$72,300,000	0.612	%(a)	12/14/12	$ 72,300,000
Federal Home Loan Bank
19,500,000	0.200		12/06/12	19,499,856
77,600,000	0.210		12/10/12	77,599,162
142,000,000	0.210		12/13/12	141,997,955
52,600,000	0.210		12/19/12	52,598,798
52,600,000	0.210		12/21/12	52,598,738
25,500,000	0.200		12/28/12	25,498,986

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$92,700,000	0.210%		12/28/12	$ 92,696,996
35,800,000	0.125		03/01/13	35,790,477
47,200,000	1.625		03/20/13	47,395,968
120,000,000	0.230		05/29/13	119,986,306
74,500,000	0.240		06/06/13	74,494,924
9,000,000	0.280		06/10/13	9,000,000
12,300,000	1.625		06/14/13	12,389,188
63,500,000	0.420		06/21/13	63,558,246
22,900,000	1.875		06/21/13	23,104,623
85,300,000	0.240		06/28/13	85,292,373
44,200,000	0.290		07/01/13	44,200,000
50,850,000	0.250		07/05/13	50,845,950
15,000,000	0.149	(a)	07/08/13	14,995,441
36,040,000	0.350		07/09/13	36,058,755
29,000,000	0.148	(a)	07/15/13	28,990,905
34,500,000	0.250		07/19/13	34,499,348
85,000,000	0.280		08/13/13	85,009,559
11,000,000	0.250		09/06/13	11,002,675
7,530,000	4.000		09/06/13	7,747,137
1,500,000	2.625		09/13/13	1,528,227
5,370,000	4.500		09/16/13	5,551,681
10,820,000	0.125		09/24/13	10,811,828
6,750,000	0.125		09/25/13	6,744,599
29,400,000	0.210		10/01/13	29,396,839
22,200,000	0.210		10/10/13	22,198,986
87,300,000	0.200		10/18/13	87,290,146
7,250,000	0.300		10/18/13	7,255,238
3,300,000	0.375		10/18/13	3,304,558
10,600,000	3.625		10/18/13	10,916,407
99,500,000	0.188	(a)	08/15/14	99,465,431
Federal Home Loan Mortgage Corporation
495,000,000	0.160	(a)	02/04/13	494,955,151
500,000,000	0.160	(a)	05/03/13	499,915,191
102,000,000	0.160	(a)	06/03/13	101,979,214
3,885,000	4.000		06/12/13	3,961,511
60,328,000	4.500		07/15/13	61,911,528
19,500,000	0.375		10/15/13	19,525,667
4,000,000	0.500		10/15/13	4,009,481
14,100,000	0.875		10/28/13	14,183,619
34,355,000	0.375		10/30/13	34,405,038
Federal National Mortgage Association
21,200,000	4.375		03/15/13	21,449,843
199,000,000	0.221	(a)	05/17/13	198,971,916
32,878,000	0.500		08/09/13	32,928,848
2,810,000	1.125		09/17/13	2,830,207
1,200,000	1.000		09/23/13	1,207,548
1,300,000	1.125		09/30/13	1,309,773
250,000,000	0.170	(a)	10/03/13	249,915,034
4,100,000	1.125		10/08/13	4,131,473
26,994,000	4.625		10/15/13	28,027,964
200,000,000	0.178	(a)	11/14/13	199,942,501

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 3,579,177,813

U.S. Treasury Obligations – 7.2%
United States Treasury Notes
$88,000,000	3.875%		02/15/13	$ 88,667,452
249,000,000	0.625		02/28/13	249,253,532

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$382,600,000	0.750%	03/31/13	$ 383,277,780
200,000,000	2.500	03/31/13	201,477,796
180,000,000	3.375	06/30/13	183,237,677
42,000,000	1.000	07/15/13	42,193,828
34,400,000	0.125	09/30/13	34,376,732
30,200,000	3.125	09/30/13	30,930,632
192,300,000	0.500	10/15/13	192,787,655

TOTAL U.S. TREASURY OBLIGATIONS			$ 1,406,203,084

Variable Rate Municipal Debt Obligations(a) – 12.5%
Akron, Ohio Student Housing Association LLC VRDN RB for Central Campus Project Series 2012 SGT04 (AGM) (Societe Generale, LIQ)(b)
$16,930,000	0.350%	12/03/12	$ 16,930,000
Alaska Housing Finance Corp. VRDN RB Taxable General Series 2012 B
24,500,000	0.200	12/07/12	24,500,000
Alaska State Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 A RMKT (GO of Corp.)
20,500,000	0.150	12/07/12	20,500,000
BlackRock Municipal Income Trust VRDN RB Putters Series 2012-T0008 (JPMorgan Chase Bank N.A., LIQ)(b)
35,500,000	0.260	12/03/12	35,500,000
BlackRock MuniHoldings Investment Quality Fund VRDN Tax-Exempt Preferred Series 2011 W-7-2746 (Bank of America N.A., LIQ)(b)
42,200,000	0.380	12/07/12	42,200,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
30,000,000	0.260	12/03/12	30,000,000
BlackRock MuniYield Fund, Inc. VRDN Tax-Exempt Preferred Series 2011 W-7-2514 (Bank of America N.A., LIQ)(b)
37,700,000	0.380	12/07/12	37,700,000

California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2008 A (GTY AGMT- Kaiser Foundation Health Plan, Inc., Kaiser Hospital Asset Management, Inc. and Kaiser Health Plan Asset Management, Inc.)

106,200,000	0.160	12/07/12	106,200,000
City of Portland, Maine GO VRDN for Taxable Pension Series 2001 (JPMorgan Chase Bank N.A., SPA)
42,100,000	0.290	12/07/12	42,100,000
Colorado Springs Utilities VRDN RB Series 2000 A (MBIA) (Bayerische Landesbank, SPA)
108,700,000	0.220	12/07/12	108,700,000
Connecticut Housing Finance Authority VRDN RB Series 2012 D Subseries D-3 (Bank of Tokyo Mitsubishi UFJ, SPA)
38,300,000	0.180	12/07/12	38,300,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1999 U2 (Yale University, LIQ)
44,215,000	0.140	12/07/12	44,215,000
Connecticut State Housing Finance Authority VRDN RB Taxable Housing Mortgage Finance Program Series 2008 E (GO of Authority) (Bank of America N.A., SPA)
74,430,000	0.200	12/07/12	74,430,000
Connecticut State Housing Finance Authority VRDN RB Taxable Housing Mortgage Finance Program Series 2011 Subseries A-2 (Bank of America N.A., SPA)
20,400,000	0.250	12/07/12	20,400,000
Cook County GO VRDN Series 2002 B (Bank of NY Mellon, SPA)
38,200,000	0.180	12/07/12	38,200,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
County of Montgomery VRDN RB for Catholic Health Series 2008 C-2 (U.S. Bank N.A., SPA)
$35,000,000	0.160%	12/07/12	$ 35,000,000
County of Oakland, Michigan GO VRDN Series 2012
25,000,000	0.362	04/01/13	25,000,000
East Bay Municipal Utility District VRDN RB Wastewater System Series 2008 A-4 RMKT (Bank of America N.A., SPA)
64,840,000	0.170	12/07/12	64,840,000
East Bay Municipal Utility District VRDN RB Wastewater System Series 2008 C RMKT (Bank of America N.A., SPA)
51,340,000	0.170	12/07/12	51,340,000
Glendale VRDN COPS for Police Building Project Series 2000 (Morgan Guaranty Trust, SPA)
26,500,000	0.190	12/07/12	26,500,000
Indiana Finance Authority Health System VRDN RB for Sisters of Saint Francis Series 2008 H (JPMorgan Chase Bank N.A., LOC)
40,195,000	0.160	12/07/12	40,195,000
King County, Washington GO VRDN Series 2009 A (Bank of America N.A., SPA)
19,100,000	0.200	12/07/12	19,100,000
Los Angeles Community College District GO VRDN for Building America Boards P-Floats Series 2010-TN-027 (Bank of America N.A., LIQ)(b)
16,000,000	0.460	12/07/12	16,000,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 E
34,035,000	0.150	12/07/12	34,035,000
Maryland State Industrial Development Financing Authority Port Facilities VRDN RB Refunding for Occidental Petroleum Corp. Series 2010
38,000,000	0.170	12/07/12	38,000,000
Massachusetts Bay Transportation Authority VRDN RB for General Transportation System Series 2000 A2 RMKT (GO of Authority) (Bank of America N.A., SPA)
53,335,000	0.200	12/07/12	53,335,000
Massachusetts State Department of Transportation Metropolitan Highway System VRDN RB for Contract Assistance Series 2010-A6 (GO of Commonwealth) (JPMorgan Chase Bank N.A., SPA)
47,910,000	0.170	12/07/12	47,910,000
Massachusetts Water Resources Authority VRDN RB Series 2008 E (GO of Authority) (JP Morgan Chase Bank N.A., SPA)
57,160,000	0.150	12/07/12	57,160,000
Metropolitan Washington D.C. Airports Authority VRDN RB Putters Series 2007-1691 (FGIC) (Deutsche Bank A.G., LIQ)
12,280,000	0.220	12/07/12	12,280,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 E (GTY AGMT- Chevron Corp.)
40,000,000	0.150	12/07/12	40,000,000
Missouri Health & Educational Facilities Authority VRDN RB for SSM Health Care Corp. Series 2005 D4 RMKT (JPMorgan Chase Bank N.A., SPA)
30,000,000	0.180	12/07/12	30,000,000
Nassau County, New York Interim Finance Authority VRDN RB Series 2008 D-2 (JPMorgan Chase Bank N.A., SPA)
26,815,000	0.180	12/07/12	26,815,000
New Jersey State Turnpike Authority VRDN RB P-Floats-MT-823 Series 2012 (GTY AGMT - Bank of America N.A.) (Bank of America N.A., LIQ)(b)
20,000,000	0.430	12/07/12	20,000,000
New York City GO VRDN Series 2002 C Subseries C-3A RMKT (Bank of Nova Scotia, LIQ)
52,185,000	0.150	12/07/12	52,185,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank, LOC)
62,705,000	0.220	12/07/12	62,705,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
New York City GO VRDN Series 2012 A-5 (Sumitomo Mitsui Banking Corp., LOC)
$35,500,000	0.160%	12/07/12	$ 35,500,000
New York City GO VRDN Series 2012 Subseries A-4 (Sumitomo Mitsui Banking Corp., LOC)
20,000,000	0.140	12/07/12	20,000,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1999 Subseries B-3 (JPMorgan Chase Bank N.A., SPA)
48,890,000	0.160	12/07/12	48,890,000
New York Local Government Assistance Corporation VRDN RB Refunding Series 2008 B-3V (GO of Corp.) (JP Morgan Chase Bank N.A., SPA)
77,950,000	0.160	12/07/12	77,950,000
New York State Dormitory Authority VRDN RB for Mental Health Services Facilities SPEARS Series 2011 DB-1022X (AGM State Appropriations) (Deutsche Bank A.G., LIQ)(b)
7,835,000	0.220	12/07/12	7,835,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA, LIQ)
34,300,000	0.170	12/07/12	34,300,000
New York State Housing Finance Agency VRDN RB for 42nd & 10th Housing Series 2007 A RMKT (FHLMC, LOC) (FHLMC, LIQ)
25,000,000	0.170	12/07/12	25,000,000
New York State Housing Finance Agency VRDN RB for South Cove Plaza Series 1999 A (FHLMC, LIQ)
32,000,000	0.180	12/07/12	32,000,000
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinate Lien Series 2003-4V RMKT (GO of Corp.) (Bank of America N.A., SPA)
56,855,000	0.200	12/07/12	56,855,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDN Tax-Exempt Preferred Series 2010-1 (Deutsche Bank A.G., LIQ)(b)
27,000,000	0.300	12/07/12	27,000,000
Oglethorpe, Georgia Power Corp. VRDN RB Putters Series 2012 SGT05 (NATL-RE) (FGIC) (Societe Generale, LIQ)(b)
26,200,000	0.500	12/03/12	26,200,000
Pennsylvania Economic Development Financing Authority VRDN RB for Jefferson Health System Series 2005 A (Bank of America N.A., SPA)
22,115,000	0.200	12/07/12	22,115,000
Pennsylvania State University VRDN RB Series 2002 A (GO of University) (JPMorgan Chase & Co., SPA)
40,000,000	0.220	12/07/12	40,000,000
Port Authority of New York & New Jersey VRDN RB ROCS RR-II R-11589 Series 2008 (FGIC GO of Authority) (Citibank N.A., LIQ)(b)
18,165,000	0.210	12/07/12	18,165,000
Port Authority of New York & New Jersey VRDN RB Series 2008-DB-636 (CIFG GO of Authority) (Deutsche Bank A.G., LIQ)
8,700,000	0.250	12/07/12	8,700,000
Port Authority of New York & New Jersey VRDN RB SPEARS Series 2011 DB-1023X (Go of Authority) (Deutsche Bank A.G., LIQ)(b)
7,085,000	0.220	12/07/12	7,085,000
Port Authority of New York & New Jersey VRDN RB SPEARS Series 2011 DB-1024X (Go of Authority) (Deutsche Bank A.G., LIQ)(b)
10,660,000	0.220	12/07/12	10,660,000
Port of Corpus Christi Authority of Nueces County VRDN RB for Flint Hills Resources Series 2002 A (GTY AGMT-Flint Hill Resources)
72,100,000	0.230	12/07/12	72,100,000
Sacramento Municipal Utility District VRDN RB Refunding for Series 2008 J (Bank of America N.A., LOC)
46,420,000	0.160	12/07/12	46,420,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Eagle Series 2009-0041 Class A (Citibank N.A., LIQ)(b)
24,790,000	0.180	12/07/12	24,790,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
San Diego County Regional Transportation Commission Sales Tax VRDN RB Limited Tax Series 2008 A (JPMorgan Chase Bank N.A., SPA)
$43,575,000	0.160%	12/07/12	$ 43,575,000
Santa Clara County Financing Authority VRDN RB Multiple Facilities Projects Series 2008 M (Bank of America N.A., LOC)
63,820,000	0.170	12/07/12	63,820,000
State of North Carolina GO VRDN Public Improvement Series 2002 D (Landesbank Hessen-Thueringen Girozentrale, SPA)
47,155,000	0.160	12/07/12	47,155,000
Texas State GO VRDN for Veterans Housing Assistance Series 2004 II-B (Sumitomo Mitsui Banking Corp., SPA)
36,475,000	0.180	12/07/12	36,475,000
Texas State GO VRDN for Veterans Housing Assistance Series 2007 II-B RMKT (JPMorgan Chase Bank N.A., SPA)
42,005,000	0.190	12/07/12	42,005,000
Texas State GO VRDN Refunding for Taxable Veterans Land Series 2006 C (JPMorgan Chase Bank N.A., SPA)
15,730,000	0.200	12/07/12	15,730,000
Texas State GO VRDN Refunding Series 2010 D RMKT (Bank of Tokyo Mitsubishi UFJ, SPA)
13,020,000	0.200	12/07/12	13,020,000
Texas State GO VRDN Refunding Taxable Series 2010 E (Sumitomo Mitsui Banking Corp., LIQ)
23,700,000	0.220	12/07/12	23,700,000
Texas State GO VRDN Veterans’ Housing Assistance Program Fund II Series 2006 A (JPMorgan Chase Bank N.A., SPA)
37,715,000	0.180	12/07/12	37,715,000
Texas State VRDN RB Refunding for Taxable Veterans Land Series 2005 RMKT (JPMorgan Chase Bank N.A., SPA)
12,685,000	0.200	12/07/12	12,685,000
Washington State Housing Finance Commission MF Hsg. VRDN RB for Queen Anne Project Series 2004 A (FNMA, LIQ)
25,180,000	0.180	12/07/12	25,180,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS			$ 2,434,900,000

Variable Rate Obligations(a) – 6.3%
JPMorgan Chase Bank N.A.
$255,000,000	0.395%	06/18/13	$ 255,000,000
300,000,000	0.327	06/21/13	300,000,000
Metropolitan Life Global Funding I
250,000,000	0.520 (b)	05/10/13	250,000,000
Overseas Private Investment Corp.
72,000,000	0.180	12/07/12	72,000,000
30,000,000	0.180	12/07/12	30,000,000
Providence Health & Services (U.S. Bank N.A.)
47,000,000	0.220	12/07/12	47,000,000
Wells Fargo Bank N.A.
125,000,000	0.429	12/20/13	125,000,000
150,000,000	0.443	12/22/13	150,000,000

TOTAL VARIABLE RATE OBLIGATIONS			$ 1,229,000,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$ 11,780,186,918

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – 39.7%
Barclays Capital, Inc.
$37,500,000	0.240%		12/03/12	$ 37,500,000
Maturity Value: $37,500,750
Collateralized by Federal National Mortgage Association, 4.000%, due 12/01/42. The market value of the collateral, including accrued interest, was $38,250,001.

BNP Paribas Securities Corp.
200,000,000	0.220		12/03/12	200,000,000
Maturity Value: $200,003,667

Collateralized by U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/16 and U.S. Treasury Note, 0.750%, due 06/30/17. The aggregate market value of the collateral, including accrued interest, was $204,000,087.

125,000,000	0.230	(a)(e)	12/07/12	125,000,000
Maturity Value: $125,145,347
Settlement Date: 09/10/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 7.000%, due 05/01/27 to 08/01/42, Federal National Mortgage Association, 2.500% to 5.500%, due 09/01/25 to 08/01/42 and Government National Mortgage Association, 4.500% to 4.750%, due 07/15/39 to 09/15/41. The aggregate market value of the collateral, including accrued interest, was $127,500,000.

BNYMellon Investments
99,900,000	0.240		12/03/12	99,900,000
Maturity Value: $99,901,998
Collateralized by U.S. Treasury Bond, 3.750%, due 08/15/41. The market value of the collateral, including accrued interest, was $102,841,430.

Credit Agricole Corporate and Investment Bank
270,000,000	0.240	(a)(e)	12/07/12	270,000,000
Maturity Value: $270,165,601
Settlement Date: 10/15/12

Collateralized by Federal Home Loan Mortgage Corp., 3.500%, due 08/01/42, Federal National Mortgage Association, 4.500%, due 02/01/41 and U.S. Treasury Note, 0.750%, due 08/15/13 . The aggregate market value of the collateral, including accrued interest, was $277,925,747.

Credit Suisse Securities (USA) LLC
180,000,000	0.250		02/14/13	180,000,000
Maturity Value: $180,152,500
Settlement Date: 10/15/12
Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.500%, due 01/01/37 to 10/01/42. The aggregate market value of the collateral, including accrued interest, was $183,603,742.
300,000,000	0.260		03/04/13	300,000,000
Maturity Value: $300,240,500
Settlement Date: 11/13/12
Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.500%, due 10/01/25 to 11/01/42. The aggregate market value of the collateral, including accrued interest, was $306,001,644.

Deutsche Bank Securities, Inc.
100,000,000	0.230		12/03/12	100,000,000
Maturity Value: $100,001,917
Collateralized by U.S. Treasury Note, 3.625%, due 02/15/20. The market value of the collateral, including accrued interest, was $102,000,099.
180,000,000	0.280		12/03/12	180,000,000
Maturity Value: $180,044,800
Settlement Date: 11/01/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000%, due 11/01/32, Federal National Mortgage Association, 2.500% to 4.500%, due 10/01/27 to 01/01/42. The aggregate market value of the collateral, including accrued interest, was $185,400,000.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
$50,000,000	0.250%		03/15/13	$ 50,000,000
Maturity Value: $50,042,014
Settlement Date: 11/14/12

Collateralized by Federal National Mortgage Association, 2.500%, due 07/01/27 to 10/01/27 and Government National Mortgage Association, 7.000%, due 10/15/38. The aggregate market value of the collateral, including accrued interest, was $51,595,122.

180,000,000	0.240		03/18/13	180,000,000
Maturity Value: $180,142,800
Settlement Date: 11/19/12

Collateralized by Federal Home Loan Mortgage Corp., 2.500%, due 11/01/27 and Federal National Mortgage Association, 3.500% to 5.500%, due 05/01/38 to 07/01/42. The aggregate market value of the collateral, including accrued interest, was $185,400,001.

230,000,000	0.250	(d)	04/03/13	230,000,000
Maturity Value: $230,193,264

Federal Reserve Bank of New York
10,000,000	0.180		12/03/12	10,000,000
Maturity Value: $10,000,150
Collateralized by U.S. Treasury Note, 0.375%, due 04/15/15. The market value of the collateral, including accrued interest, was $10,000,181.

ING Financial Markets LLC
150,000,000	0.240	(a)(e)	12/07/12	150,000,000
Maturity Value: $150,181,001
Settlement Date: 08/31/12

Collateralized by Federal Home Loan Mortgage Corp., 2.708% to 6.000%, due 02/15/18 to 06/01/42, Federal National Mortgage Association, 2.306% to 6.000%, due 05/01/25 to 10/01/42 and a corporate security issuer, 5.450%, due 01/09/17. The aggregate market value of the collateral, including accrued interest, was $155,636,137.

100,000,000	0.270	(a)	12/07/12	100,000,000
Maturity Value: $100,134,250
Settlement Date: 10/15/12

Collateralized by Federal Home Loan Mortgage Corp., 0.608% to 6.000%, due 03/15/22 to 06/01/42, Federal National Mortgage Association, 2.530% to 5.000%, due 02/25/40 to 09/01/42. The aggregate market value of the collateral, including accrued interest, was $103,781,755.

Joint Repurchase Agreement Account III
1,660,000,000	0.225		12/03/12	1,660,000,000
Maturity Value: $1,660,031,129

JPMorgan Chase Securities LLC
170,000,000	0.240		12/03/12	170,000,000
Maturity Value: $170,003,400

Collateralized by Federal Home Loan Mortgage Corp., 2.490% to 7.000%, due 10/01/16 to 11/01/42, Federal National Mortgage Association, 4.500% to 6.000%, due 07/01/24 to 11/01/47. The aggregate market value of the collateral, including accrued interest, was $173,400,254.

125,000,000	0.600	(f)	01/17/13	125,000,000
Maturity Value: $125,187,500
Settlement Date: 10/19/12
Collateralized by various mortgage-backed obligations, 0.000% to 7.043%, due 07/15/19 to 02/25/48. The aggregate market value of the collateral, including accrued interest, was $143,751,806.
150,000,000	0.730	(f)	01/22/13	150,000,000
Maturity Value: $150,377,167
Settlement Date: 09/20/12
Collateralized by various mortgage-backed obligations, 0.358% to 6.000%, due 12/25/35 to 08/12/48. The aggregate market value of the collateral, including accrued interest, was $172,500,003.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Merrill Lynch Government Securities, Inc.
$35,000,000	0.200%	12/03/12	$ 35,000,000
Maturity Value: $35,000,583
Collateralized by U.S. Treasury Note, 2.250%, due 01/31/15. The market value of the collateral, including accrued interest, was $35,700,029.
120,000,000	0.230	12/03/12	120,000,000
Maturity Value: $120,002,300
Settlement Date: 11/28/12

Collateralized by Federal Home Loan Mortgage Corp., 0.000% to 17.005%, due 11/15/22 to 05/15/41, Federal Home Loan Mortgage Stripped Security, 6.692%, due 05/15/37, Federal National Mortgage Association, 3.760% to 7.893%, due 05/25/23 to 12/25/42 and Government National Mortgage Association, 5.293% to 7.543%, due 04/16/27 to 01/16/40. The aggregate market value of the collateral, including accrued interest, was $132,000,002.

400,000,000	0.230	12/03/12	400,000,000
Maturity Value: $400,007,667

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 3.500%, due 09/01/42 to 12/01/42 and Federal National Mortgage Association, 2.660% to 5.000%, due 12/01/40 to 12/01/42. The aggregate market value of the collateral, including accrued interest, was $408,756,490.

498,000,000	0.340	12/05/12	498,000,000
Maturity Value: $498,032,923

Collateralized by various corporate security issuers, 1.875% to 4.000%, due 05/01/13 to 11/15/14 and various Exchange-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $538,639,331.

Morgan Stanley & Co. LLC
150,000,000	0.240	12/03/12	150,000,000
Maturity Value: $150,003,000

Collateralized by Federal Home Loan Mortgage Corp., 2.500%, due 11/01/27 and Federal National Mortgage Association, 2.500% to 5.500%, due 08/01/27 to 09/01/42. The aggregate market value of the collateral, including accrued interest, was $153,000,000.

Societe Generale
700,000,000	0.220	12/03/12	700,000,000
Maturity Value: $700,012,833

Collateralized by U.S. Treasury Inflation-Indexed Bond, 3.625%, due 04/15/28 and U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/16. The aggregate market value of the collateral, including accrued interest, was $714,000,199.

1,000,000,000	0.240	12/03/12	1,000,000,000
Maturity Value: $1,000,020,000
Collateralized by Federal National Mortgage Association, 2.103% to 5.500%, due 06/01/26 to 11/01/42. The aggregate market value of the collateral, including accrued interest, was $1,030,000,000.

UBS Securities LLC
25,000,000	0.190	12/03/12	25,000,000
Maturity Value: $25,000,396
Collateralized by U.S. Treasury Note, 0.625%, due 08/31/17. The market value of the collateral, including accrued interest, was $25,500,023.
225,000,000	0.210	12/03/12	225,000,000
Maturity Value: $225,003,938
Collateralized by U.S. Treasury Notes, 0.625% to 0.750%, due 06/30/17 to 11/30/17. The aggregate market value of the collateral, including accrued interest, was $229,500,031.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Wells Fargo Securities LLC
$250,000,000	0.500	%(f)	02/13/13	$ 250,000,000
Maturity Value: $250,312,500
Settlement Date: 11/15/12

Collateralized by various asset-backed obligations, 0.000% to 8.420%, due 02/15/14 to 08/15/56, a municipal debt obligation, 0.260%, 11/01/21, various corporate security issuers, 0.000% to 11.875%, due 12/05/12 to 11/01/66, various government guaranteed notes, 0.000%, due 11/15/13 to 08/15/24 and various mortgage-backed obligations, 0.000% to 7.690%, due 05/25/18 to 05/10/63. The aggregate market value of the collateral, including accrued interest was, $261,873,597.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS				$ 7,720,400,000

Repurchase Agreements-Affiliated Issuers(c) – 0.9%
Goldman, Sachs & Co.
$180,000,000	0.270	%(f)	12/07/12	$ 180,000,000
Maturity Value: $180,041,850
Settlement Date: 11/06/12

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 9.500%, due 12/01/16 to 11/01/42 and Federal National Mortgage Association, 2.500% to 8.500%, due 02/01/16 to 01/01/48. The aggregate market value of the collateral, including accrued interest, was $183,599,996.

TOTAL INVESTMENTS – 101.1%				$ 19,680,586,918

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%				(222,653,143)

NET ASSETS – 100.0%				$ 19,457,933,775

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2012.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2012, these securities amounted to $540,065,000 or approximately 2.8% of net assets.

(c)	Unless noted, all repurchase agreements were entered into on November 30, 2012. Additional information on Joint Repurchase Agreement Account III appears in the Notes to the Schedule of Investments section.

(d)	All or a portion represents a forward commitment. Forward settling repurchase agreements will be collateralized at settlement.

(e)	The instrument is subject to a demand feature.

(f)	Security has been determined to be illiquid by the Investment Adviser. At November 30, 2012, these securities amounted to $705,000,000 or approximately 3.6% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.
Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
COPS	— Certificates of Participation
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg.	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 100.0%
California – 98.7%
Bay Area Toll Authority California Toll Bridge VRDN RB CR-PT-4708 Series 2011 (Bank of America N.A., LIQ)(a)
$1,000,000	0.190%	12/07/12	$ 1,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area SPEARS Series 2011-DB-1043 (Deutsche Bank A.G., LIQ)(a)
2,600,000	0.200	12/07/12	2,600,000
California Economic Recovery GO VRDN Series 2004 C-5-RMKT (Bank of America N.A., LOC)
1,800,000	0.150	12/03/12	1,800,000
California Educational Facilities Authority VRDN RB Floater Certificates Series 2009-42C (GO of Institution) (Wells Fargo & Co., LIQ)(a)
995,000	0.190	12/07/12	995,000
California Educational Facilities Authority VRDN RB for California Institute of Technology Series 2006 B (GO of Institution)
1,200,000	0.130	12/07/12	1,200,000
California Educational Facilities Authority VRDN RB for Claremont McKenna College Putters Series 2009-3580 (JPMorgan Chase Bank, LIQ)(a)
2,025,000	0.170	12/07/12	2,025,000
California Educational Facilities Authority VRDN RB for University of Southern California Eagle Series 2007-0064 Class A (Citibank N.A., LIQ)
1,000,000	0.170	12/07/12	1,000,000
California Educational Facilities Authority VRDN RB for University of Southern California Floater Trust Series 2009-11B Reg D (Barclays Bank PLC, LIQ)(a)
2,300,000	0.160	12/07/12	2,300,000
California Educational Facilities Authority VRDN RB for University of Southern California Floaters Series 2010-3144 (Morgan Stanley Bank, LIQ)(a)
400,000	0.160	12/03/12	400,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2008-2953 (JPMorgan Chase Bank, LIQ)
2,300,000	0.170	12/07/12	2,300,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank N.A., LIQ)(a)
690,000	0.170	12/07/12	690,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1993 L
1,400,000	0.130	12/07/12	1,400,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1996 L-4
1,940,000	0.130	12/07/12	1,940,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1997 L-5
900,000	0.130	12/07/12	900,000
California GO VRDN Kindergarten Series 2004 A3-RMKT (State Street B&T Co., LOC) (California State Teachers Retirement System, LOC)
500,000	0.150	12/03/12	500,000
California GO VRDN SPEARS Series 2007-DB-457 (AGM) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)
1,745,000	0.230	12/07/12	1,745,000
California Health Facilities Financing Authority VRDN RB Floater Series 2012 0-48 (Royal Bank of Canada, LIQ)(a)
4,000,000	0.150	12/07/12	4,000,000
California Health Facilities Financing Authority VRDN RB Floaters Series 2007-1858 (GTY AGMT-Wells Fargo & Co.) (Wells Fargo & Co., LIQ)
1,387,000	0.180	12/07/12	1,387,000
California Health Facilities Financing Authority VRDN RB for Adventist Health System P-Floats-PT-4699 Series 2011 (NATL-RE) (GTY AGMT-Bank of America N.A.) (Bank of America N.A., LIQ)(a)
1,800,000	0.360	12/07/12	1,800,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California Health Facilities Financing Authority VRDN RB for Dignity Health SPEARS Series 2012-DBE-1083 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
$900,000	0.230%	12/07/12	$ 900,000
California Health Facilities Financing Authority VRDN RB for Providence Health Services Putters Series 2010-3630 (JPMorgan Chase Bank, LIQ)(a)
2,440,000	0.170	12/07/12	2,440,000
California Health Facilities Financing Authority VRDN RB for St Joseph Health System Series 2011 B (U.S. Bank N.A., LOC)
3,900,000	0.180	12/03/12	3,900,000
California Health Facilities Financing Authority VRDN RB for Sutter Health Putters Series 2010-3765 (JPMorgan Chase Bank, LIQ)(a)
1,500,000	0.170	12/07/12	1,500,000
California Health Facilities Financing Authority VRDN RB for Sutter Health ROCS RR-II R-11952 Series 2011 (Citibank N.A., LIQ)(a)
1,500,000	0.170	12/07/12	1,500,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Series 2008-B-1
7,500,000	0.140	12/07/12	7,500,000
California Infrastructure & Economic Development Bank VRDN RB for Bay Area Toll Bridges Putters Series 2012-4208 (FGIC) (JPMorgan Chase Bank N.A., LIQ)(a)
4,400,000	0.180	12/03/12	4,400,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J. Paul Getty Series 2007 A-1 RMKT
2,700,000	2.500	04/01/13	2,720,281
California Infrastructure & Economic Development Bank VRDN RB Refunding for J. Paul Getty Series 2007 A-2 RMKT
1,100,000	0.120	12/03/12	1,100,000
California Municipal Finance Authority Pollution Control VRDN RB for Chevron USA Inc. Project Series 2005
2,300,000	0.140	12/03/12	2,300,000
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Series 2010 A (GTY AGMT-Chevron Corp.)
5,300,000	0.140	12/03/12	5,300,000
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Series 2010 C (GTY AGMT-Chevron Corp.)
2,950,000	0.150	12/03/12	2,950,000
California RANS Series 2012 A-2
500,000	2.500	06/20/13	506,181
California School Cash Reserve Program Authority TRANS Series 2012 J
1,000,000	2.000	05/01/13	1,007,141
California School Cash Reserve Program Authority TRANS Series 2012 S
750,000	2.000	12/31/12	751,046
California School Cash Reserve Program Authority TRANS Series 2012 U
1,000,000	2.000	12/31/12	1,001,228
California School Cash Reserve Program Authority TRANS Series 2012 W
1,200,000	2.000	01/31/13	1,202,787
California State Department of Water Resources RB Series 2010 M
750,000	4.000	05/01/13	761,667
1,700,000	5.000	05/01/13	1,733,744
California State Department of Water Resources RB Series 2011 N
370,000	5.000	05/01/13	377,290
California State Department of Water Resources VRDN RB Putters Series 2012-4059 (JPMorgan Chase Bank, LIQ)(a)
1,850,000	0.180	12/03/12	1,850,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC-CR AGM) (Citibank N.A., LIQ)
3,000,000	0.210	12/07/12	3,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2012-08-B
1,500,000	0.220	07/03/13	1,500,000

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2012-09 D
$2,000,000	0.260%	02/01/13	$ 2,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2012-9B-1
1,000,000	0.240	07/01/13	1,000,000
750,000	0.260	08/01/13	750,000
California Statewide Communities Development Authority CP Series 2012 K
1,000,000	0.250	08/19/13	1,000,000
California Statewide Communities Development Authority Series CP 2012 D
1,000,000	0.250	12/11/12	1,000,000
California Statewide Communities Development Authority VRDN RB for Health Facility Community Hospital Monterey Peninsula Series 2011 B (U.S. Bank N.A., LOC)
7,500,000	0.150	12/07/12	7,500,000
California Statewide Communities Development Authority VRDN RB for Sweep Lane Program Series 2007 A (U.S. Bank N.A., LOC)
2,500,000	0.140	12/07/12	2,500,000
California University VRDN RB Floater Trust Series 2008 K37W (AGM) (Citibank N.A., LIQ)
1,475,000	0.310	12/07/12	1,475,000
Chino Basin Regional Financing Authority VRDN RB Refunding for Inland Empire Utilities Series 2008 B (Union Bank N.A., LOC)
2,400,000	0.160	12/07/12	2,400,000
City of Pasadena VRDN COPS Refunding Series 2008 A (Bank of America N.A., LOC)
2,000,000	0.170	12/07/12	2,000,000
Eastern Municipal Water District VRDN COPS Refunding Series 2008 G (Mizuho Corp. Bank Ltd., SPA)
3,500,000	0.150	12/07/12	3,500,000
Glendale VRDN COPS for Police Building Project Series 2000 (Morgan Guaranty Trust, SPA)
2,800,000	0.190	12/07/12	2,800,000
Harbor Department of the City of Los Angeles CP Series 2012 B-1 (Mizuho Corp. Bank Ltd., LIQ)
1,000,000	0.220	12/03/12	1,000,000
2,000,000	0.230	12/03/12	2,000,000
2,000,000	0.220	01/17/13	2,000,000
Irvine Ranch Water District VRDN Special Assessment Consolidated Series 2009 B (Bank of America N.A., LOC)
1,970,000	0.170	12/03/12	1,970,000
Irvine Ranch Water District VRDN Special Assessment Series 1995 (Sumitomo Mitsui Banking Corp., LOC)
2,000,000	0.140	12/07/12	2,000,000
Los Angeles Community College District GO VRDN Series 2011-O-4 (Royal Bank of Canada, LIQ)(a)
2,500,000	0.150	12/07/12	2,500,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA, LIQ)
4,600,000	0.150	12/07/12	4,600,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA, LIQ)
5,200,000	0.150	12/07/12	5,200,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA, LIQ)
2,436,000	0.150	12/07/12	2,436,000
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Proposition A First Tier Senior Series 2005 A (AMBAC)
460,000	5.000	07/01/13	472,559
Los Angeles County Schools Pooled Financing Program TRANS Series 2012 B-4 (GO of Participants)
500,000	2.000	01/31/13	501,158
Los Angeles Department of Airports Municipal Trust Receipts VRDN RB for Los Angeles International Airport Floater Trust Series 2010-27B (Barclays Bank PLC, LIQ)(a)
1,600,000	0.180	12/07/12	1,600,000
Los Angeles Department of Airports Municipal Trust Receipts VRDN RB for Los Angeles International Airport Floater Trust Series 2010-80W (Barclays Bank PLC, LIQ)(a)
5,245,000	0.160	12/07/12	5,245,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
Los Angeles Department of Airports VRDN RB Floater Series 2012-0-30 (Royal Bank of Canada, LIQ)(a)
$2,200,000	0.150%	12/07/12	$ 2,200,000
Los Angeles Department of Water & Power RB Series 2011 A
3,455,000	4.000	07/01/13	3,531,291
Los Angeles Department of Water & Power VDRN RB Putter Series 2012 4221 (JPMorgan Chase Bank, LIQ)(a)
3,000,000	0.180	12/03/12	3,000,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-5 (Barclays Bank PLC, SPA)
2,000,000	0.140	12/07/12	2,000,000
Los Angeles Unified School District GO VRDN Putters Series 2012-4252 (JPMorgan Chase Bank N.A., LIQ)(a)
7,540,000	0.180	12/03/12	7,540,000
Metropolitan Water District of Southern California VRDN RB Refunding Series 2008 A-2 (Barclays Bank PLC, SPA)
15,000	0.150	12/07/12	15,000
Metropolitan Water District of Southern California VRDN RB Refunding Series 2010 A
1,500,000	0.120	12/07/12	1,500,000
Metropolitan Water District of Southern California VRDN RB Refunding Series 2011 A-2
600,000	0.310	06/01/13	600,000
Metropolitan Water District of Southern California VRDN RB Refunding Series 2011 A-4
2,000,000	0.310	06/01/13	2,000,566
Orange County Apartment Development VRDN RB Refunding for Park Ridge Villas Series 1998 (FNMA, LIQ)
4,000,000	0.160	12/07/12	4,000,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC, LIQ)
1,300,000	0.170	12/07/12	1,300,000
Orange County Sanitation District TRANS Series 2012
5,000,000	2.000	10/30/13	5,081,471
Orange County Sanitation District VRDN RB P-Floats-MT-819 Series 2012 (Bank of America N.A., LIQ)(a)
1,000,000	0.190	12/07/12	1,000,000
Orange County Water District VRDN COPS Putters Series 2010-3686Z (JPMorgan Chase Bank, LIQ)(a)
2,000,000	0.170	12/07/12	2,000,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 C-RMKT (FNMA, LIQ)
2,575,000	0.150	12/07/12	2,575,000
Sacramento Municipal Utility District VRDN RB Series 2012 Subseries M (U.S. Bank N.A., LOC)
2,600,000	0.150	12/07/12	2,600,000
Sacramento Suburban Water District VRDN COPS Refunding Series 2009 A (Sumitomo Mitsui Banking Corp., LOC)
2,000,000	0.150	12/07/12	2,000,000
San Diego Community College District GO VRDN Floater Series 2011-0-8 (Royal Bank of Canada, LIQ)(a)
1,000,000	0.150	12/07/12	1,000,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank N.A., LIQ)(a)
570,000	0.170	12/07/12	570,000
San Diego County & School District TRANS Series 2012 B-2 (GO of Participants)
1,000,000	2.000	04/30/13	1,006,969
San Diego County Regional Transportation Commission VRDN RB Floater Certificates Series 2012-43C (Wells Fargo Bank N.A., LIQ)(a)
1,000,000	0.190	12/07/12	1,000,000
San Diego County Regional Transportation Commission VRDN RB P-Floats-MT-811 Series 2012 (Bank of America N.A., LIQ)(a)
1,000,000	0.190	12/07/12	1,000,000
San Diego Unified School District GO TRANS Series 2012 A-2
3,000,000	2.000	06/28/13	3,030,361
San Diego Unified School District GO VRDN Floater Series 2011-97C (AGM) (Wells Fargo Bank N.A., LIQ)(a)
900,000	0.190	12/07/12	900,000
San Francisco City & County Airports Commission VRDN RB Series 2009 D
3,000,000	2.250	12/04/12	3,000,475

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
San Francisco City & County Public Utilities Commission CP Series 2012
$500,000	0.200%	01/15/13	$ 500,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floater Certificates Series 2012-63C (Wells Fargo Bank N.A., LIQ)(a)
1,635,000	0.190	12/07/12	1,635,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding Series 2008 B (Barclays Bank PLC, SPA)
2,200,000	0.150	12/07/12	2,200,000
Southern California Public Power Authority VRDN RB for Milford Wind Corridor Phase II Project SPEARS Series 2012-DB-1048 (Deutsche Bank A.G., LIQ)
1,000,000	0.200	12/07/12	1,000,000
Southern California Public Power Authority VRDN RB Refunding for Magnolia Power Project Series 2009 A-1 (U.S. Bank N.A., LOC)
1,800,000	0.150	12/07/12	1,800,000
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank, LIQ)
2,500,000	0.170	12/07/12	2,500,000
University of California VRDN RB ROCS RR-II R-11661 Series 2008 (AGM) (Citibank N.A., LIQ)
2,000,000	0.190	12/07/12	2,000,000
University of California VRDN RB ROCS RR-II R-12328 Series 2012 (AGM) (Citibank N.A., LIQ)(a)
3,700,000	0.180	12/03/12	3,700,000
Victor Valley Community College District GO VRDN Floater Certificates Series 2009-34C (Wells Fargo & Co., LIQ)(a)
3,000,000	0.190	12/07/12	3,000,000
West Basin Municipal Water District VRDN COPS Putters Series 2012-4210 (Assured GTY) (JPMorgan Chase Bank N.A., LIQ)(a)
1,800,000	0.250	12/07/12	1,800,000
West Basin Municipal Water District VRDN COPS Refunding Series 2008 A-1 (Citibank N.A. SPA)
2,575,000	0.200	12/07/12	2,575,000
West Basin Municipal Water District VRDN COPS Refunding Series 2008 A-2 (Citibank N.A. SPA)
900,000	0.200	12/07/12	900,000
West Basin Municipal Water District VRDN RB Series 2011-DB-1035 (Deutsche Bank A.G., LIQ)(a)
3,340,000	0.200	12/07/12	3,340,000

			221,034,215

Puerto Rico – 1.3%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2009-10B Reg D (Barclays Bank PLC, LIQ)(a)
800,000	0.260	12/07/12	800,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2010-65W (Barclays Bank PLC, LIQ)(a)
850,000	0.260	12/07/12	850,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS-RR-II R-11764 Series 2009 (Citibank N.A., LIQ)(a)
1,000,000	0.190	12/07/12	1,000,000
Puerto Rico Sales Tax Financing Corp. VRDN RB SPEARS Series 2011-DB-1041 (Deutsche Bank A.G., LIQ)(a)
300,000	0.200	12/07/12	300,000

			2,950,000

TOTAL INVESTMENTS – 100.0%			$ 223,984,215

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			94,049

NET ASSETS – 100.0%			$ 224,078,264

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2012, these securities amounted to $74,380,000 or approximately 33.2% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
CR	— Custodial Receipts
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MF Hsg.	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 99.3%
New York – 96.4%
Buffalo Municipal Water Finance Authority Water Systems VRDN RB Refunding Series 2008 (JPMorgan Chase Bank N.A., LOC)
$9,100,000	0.140%	12/07/12	$ 9,100,000
County of Onondaga, New York VRDN RB Series 2010 A (Wells Fargo Bank N.A., LOC)
3,300,000	0.130	12/07/12	3,300,000
County of Westchester, New York GO Series 2010 B
1,350,000	3.000	06/01/13	1,369,015
Erie County Fiscal Stability Authority RB Sales Tax & State Aid Secured Series 2010 A
700,000	4.000	05/15/13	711,363
Erie County IDA School Facility VRDN RB for City School District Buffalo Project Series 2008-3053X (AGM) (Bank of America N.A., LIQ)
2,200,000	0.320	12/07/12	2,200,000
Monroe County Industrial Development Corp. VRDN RB Floater Series 2011-98C (Wells Fargo Bank N.A., LIQ) (GTY AGMT-Wells Fargo Bank N.A.)(a)
1,000,000	0.190	12/07/12	1,000,000
New York City GO Series 2003 E
500,000	5.250	08/01/13	516,553
New York City GO VRDN Series 2002 C Subseries C-3A RMKT (Bank of Nova Scotia, LIQ)
1,900,000	0.150	12/07/12	1,900,000
New York City GO VRDN Series 2005 Subseries E-2 (Bank of America N.A., LOC)
5,300,000	0.180	12/03/12	5,300,000
New York City GO VRDN Series 2006 I Subseries I-4 (Bank of New York Mellon, LOC)
200,000	0.160	12/07/12	200,000
New York City GO VRDN Series 2008 Subseries J-4 (Bank of America N.A., SPA)
1,685,000	0.180	12/03/12	1,685,000
New York City GO VRDN Series 2011 A-5 (Bank of Nova Scotia, SPA)
1,300,000	0.170	12/03/12	1,300,000
New York City Health & Hospital Corp. VRDN RB Health System Series 2008 B (GO of Corp.) (TD Bank N.A., LOC)
3,500,000	0.150	12/07/12	3,500,000
New York City Health & Hospital Corp. VRDN RB Health System Series 2008 C (GO of Corp.) (TD Bank N.A., LOC)
3,100,000	0.140	12/07/12	3,100,000
New York City Health & Hospital Corp. VRDN RB Health System Series 2008 E (GO of Corp.) (JPMorgan Chase Bank N.A., LOC)
2,090,000	0.160	12/07/12	2,090,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2006 CC-1 (Bank of Nova Scotia, SPA)
2,000,000	0.170	12/03/12	2,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2006 CC-2 (Bank of Nova Scotia, SPA)
4,800,000	0.190	12/03/12	4,800,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Series 2010 DD-3B (California Public Employees Retirement System, SPA)
1,200,000	0.160	12/03/12	1,200,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2012 Subseries B-2 (California Public Employees Retirement System, SPA)
1,100,000	0.170	12/03/12	1,100,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Series 2008 Subseries B-3 (Bank of America N.A., SPA)
475,000	0.180	12/03/12	475,000
New York City RB Series 2003 Subseries G-3 (JPMorgan Chase Bank N.A., LOC)
2,990,000	2.000	08/01/13	3,025,556
New York City Transitional Finance Authority Building Aid RB Series 2011 Subseries S-1A (State Aid Withholding)
1,000,000	3.000	07/15/13	1,017,362

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2011 A
$1,205,000	4.000%	11/01/13	$ 1,246,762
New York City Transitional Finance Authority Future Tax Secured Revenue VRDN RB Series 2002 Subseries C5 (Bank of America N.A., SPA)
1,765,000	0.200	12/03/12	1,765,000
New York City Transitional Finance Authority Future Tax Secured Revenue VRDN RB Series 2012 Subseries A-5 (U.S. Bank N.A., SPA)
3,200,000	0.160	12/03/12	3,200,000
New York City Transitional Finance Authority RB Future Tax Secured Series 2011 Subseries D-1
2,000,000	3.000	11/01/13	2,050,805
New York City Transitional Finance Authority VRDN RB for Future Tax Series 1998 C (Morgan Stanley Bank, LOC)
600,000	0.190	12/03/12	600,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg, SPA)
700,000	0.190	12/03/12	700,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3G (Bank of NY Mellon, SPA)
2,700,000	0.150	12/07/12	2,700,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B2 (Wells Fargo Bank N.A. SPA)
1,500,000	0.130	12/07/12	1,500,000
New York City Trust for Cultural Resources VRDN RB Austin Trust Certificates for Museum of Modern Art Series 2008-3316 (Bank of America N.A., LIQ)(a)
4,000,000	0.220	12/07/12	4,000,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT
3,950,000	0.150	12/07/12	3,950,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
4,600,000	0.150	12/07/12	4,600,000
New York City Trust for Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase Bank N.A., LOC)
3,035,000	0.160	12/07/12	3,035,000
New York City Trust for Cultural Resources VRDN RB for The Juilliard School ROCS-RR-II R-11927 Series 2011 (Citibank N.A., LIQ)(a)
2,400,000	0.170	12/07/12	2,400,000
New York City Trust for Cultural Resources VRDN RB Refunding for American Museum Natural History Series 2008 A2 (JPMorgan Chase Bank N.A., SPA)
2,300,000	0.160	12/03/12	2,300,000
New York City Trust for Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 A1 (JPMorgan Chase Bank N.A., SPA)
1,400,000	0.200	12/03/12	1,400,000
New York City Trust for Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B1 (U.S. Bank N.A., SPA)
3,000,000	0.140	12/07/12	3,000,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)
8,900,000	0.150	12/07/12	8,900,000
New York State Dormitory Authority Non-State Supported Debt RB for School District Financing Program Series 2012 F (State Aid Withholding)
1,485,000	3.000	10/01/13	1,518,272
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Columbia University Series 2003 B RMKT
4,865,000	0.110	12/07/12	4,865,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Columbia University Series 2009 A
3,830,000	0.130	12/07/12	3,830,000

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Floater Certificates Series 2011-3C (Wells Fargo Bank N.A., LIQ)(a)
$2,600,000	0.190%	12/07/12	$ 2,600,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase Bank N.A., LIQ)(a)
1,100,000	0.170	12/07/12	1,100,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University ROCS-RR-II R-11944 Series 2011 (Citibank N.A., LIQ)(a)
1,000,000	0.160	12/07/12	1,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2009 B (U.S. Bank N.A., SPA)
6,300,000	0.160	12/07/12	6,300,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2006 A-1 RMKT (Wells Fargo Bank N.A., LOC)
4,100,000	0.160	12/07/12	4,100,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Floaters Series 2007-1861 (Wells Fargo Bank N.A., LIQ)
5,045,000	0.180	12/07/12	5,045,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Putters Series 2008-3204 (JPMorgan Chase Bank N.A., LIQ)(a)
2,900,000	0.170	12/07/12	2,900,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 A RMKT (HSBC Bank USA N.A., SPA)
2,100,000	0.150	12/07/12	2,100,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A., SPA)
4,385,000	0.150	12/07/12	4,385,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 A RMKT (TD Bank N.A., LOC)
1,920,000	0.150	12/07/12	1,920,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 B RMKT (TD Bank N.A., LOC)
3,255,000	0.150	12/07/12	3,255,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 A Convertible (JPMorgan Chase Bank N.A., LOC)
700,000	0.160	12/03/12	700,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A., LOC)
2,695,000	0.160	12/03/12	2,695,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Cancer Center Putters Series 2008-3201 (JPMorgan Chase Bank N.A., LIQ)(a)
1,800,000	0.170	12/07/12	1,800,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Cancer Center Putters Series 2008-3209 (JPMorgan Chase Bank N.A., LIQ)(a)
3,555,000	0.170	12/07/12	3,555,000
New York State Dormitory Authority VRDN RB for Metropolitan Museum of Art Series 1993 A
202,000	0.150	12/07/12	202,000
New York State Dormitory Authority VRDN RB for Metropolitan Museum of Art Series 1993 B
200,000	0.150	12/07/12	200,000
New York State Dormitory Authority VRDN RB for Rockefeller University Series 1998 A
200,000	0.150	12/07/12	200,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA, LIQ)
1,700,000	0.170	12/07/12	1,700,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Housing Finance Agency VRDN RB for 42nd & 10th Housing Series 2008 A RMKT (FHLMC, LIQ) (FHLMC, LOC)
$1,300,000	0.160%	12/07/12	$ 1,300,000
New York State Housing Finance Agency VRDN RB for 42nd & 10th Housing Series 2010 A RMKT (FHLMC, LIQ) (FHLMC, LOC)
1,250,000	0.160	12/07/12	1,250,000
New York State Housing Finance Agency VRDN RB for 600 West 42nd Street Series 2009 A RMKT (FNMA, LIQ)
1,000,000	0.180	12/07/12	1,000,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA, LIQ)
3,300,000	0.170	12/07/12	3,300,000
New York State Housing Finance Agency VRDN RB for Taconic Housing West 17th Street Series 2009 A (FNMA, LIQ)
3,000,000	0.160	12/07/12	3,000,000
New York State Liberty Development Corp. VRDN RB for 4 World Trade Center Project SPEARS Series 2011-DB-1036X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
7,200,000	0.230	12/07/12	7,200,000
New York State Local Government Assistance Corp. RB Series 2008 A
1,400,000	5.000	04/01/13	1,421,842
New York State Local Government Assistance Corp. RB Series 2008 C (GO of Corp.)
1,000,000	5.000	04/01/13	1,015,853
New York State Local Government Assistance Corp. VRDN RB Austin Trust Certificates Series 2008-3506 (AGM-CR GO of Corp.) (Bank of America N.A., LIQ)
2,000,000	0.220	12/07/12	2,000,000
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinate Lien Series 2003-4V RMKT (GO of Corp.) (Bank of America N.A., SPA)
1,305,000	0.200	12/07/12	1,305,000
New York State Power Authority CP Series 2012-1
2,500,000	0.180	12/10/12	2,500,000
4,000,000	0.200	12/14/12	4,000,000
New York State Thruway Authority RB for Second General Highway & Bridge Trust Fund Series 2010 A
1,750,000	5.000	04/01/13	1,777,674
New York State Thruway Authority RB for Second General Highway & Bridge Trust Fund Series 2011 A-2
1,520,000	4.000	04/01/13	1,538,842
New York State Thruway Authority VRDN RB Floater Trust Series 2011-100W (NATL-RE FGIC) (Barclays Bank PLC, LIQ)(a)
6,300,000	0.160	12/07/12	6,300,000
Port Authority of New York & New Jersey VRDN RB Floater Trust Series 2011-17B (GO of Authority) (Barclays Bank PLC, LIQ)(a)
2,150,000	0.160	12/07/12	2,150,000
Port Authority of New York & New Jersey VRDN RB ROCS-RR-II R-664 Series 2006 (Citibank N.A., LIQ)
2,130,000	0.170	12/07/12	2,130,000

			197,396,899

Puerto Rico – 2.9%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2009-10B Reg D (Barclays Bank PLC, LIQ)(a)
1,400,000	0.260	12/07/12	1,400,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2010-65W (Barclays Bank PLC, LIQ)(a)
2,350,000	0.260	12/07/12	2,350,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS-RR-II R-11764 Series 2009 (Citibank N.A., LIQ)(a)
1,000,000	0.190	12/07/12	1,000,000
Puerto Rico Sales Tax Financing Corp. VRDN RB SPEARS Series 2011-DB-1041 (Deutsche Bank A.G., LIQ)(a)
1,100,000	0.200	12/07/12	1,100,000

			5,850,000

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Amortized Cost
TOTAL INVESTMENTS – 99.3%	$ 203,246,899

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%	1,420,313

NET ASSETS – 100.0%	$ 204,667,212

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2012, these securities amounted to $41,855,000 or approximately 20.5% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
CP	— Commercial Paper
CR	— Custodial Receipts
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 100.0%
Alabama – 3.6%
Alabama Special Care Facilities Financing Authority VRDN RB Birmingham for Ascension Health Senior Credit Putters Series 2008-2959 (JPMorgan Chase Bank N.A., LIQ)
$6,370,000	0.170%	12/07/12	$ 6,370,000
Alabama Special Care Facilities Financing Authority VRDN RB for Solar Eclipse Series 2007-0046 (U.S. Bank N.A., LOC) (U.S. Bank N.A., LIQ)
16,550,000	0.160	12/07/12	16,550,000
Auburn University VRDN RB Floater Certificates Series 2011-53C (Wells Fargo Bank N.A., LIQ)(a)
19,920,000	0.190	12/07/12	19,920,000
Auburn University VRDN RB Putters Series 2009-3516 (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
4,845,000	0.190	12/07/12	4,845,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A
21,000,000	0.180	12/03/12	21,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B
25,000,000	0.180	12/03/12	25,000,000
East Alabama Health Care Authority VRDN RB Series 2012 B
15,000,000	0.200	12/07/12	15,000,000
Huntsville Health Care Authority CP Series 2012
7,500,000	0.240	01/02/13	7,500,000
25,000,000	0.230	01/14/13	25,000,000
29,000,000	0.230	02/01/13	29,000,000
20,000,000	0.230	02/04/13	20,000,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998
37,290,000	0.180	12/07/12	37,290,000

			227,475,000

Alaska – 2.2%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Series 2009 A
79,530,000	0.150	12/07/12	79,530,000
Alaska Housing Finance Corp. VRDN RB Governmental Purpose Series 1997 A (GO of Corp.)
10,700,000	0.170	12/07/12	10,700,000
Alaska Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 B RMKT (GO of Corp.)
23,400,000	0.150	12/07/12	23,400,000
Alaska Industrial Development & Export Authority VRDN RB for Providence Health Services Floater Series 2012-0-49 (Royal Bank of Canada, LIQ)(a)
3,365,000	0.160	12/07/12	3,365,000
City of Anchorage VRDN RB Putters Series 2007-1974 (NATL-RE) (Deutsche Bank A.G., LIQ)
15,210,000	0.200	12/07/12	15,210,000
City of Valdez Marine Terminal VRDN RB Floater Certificates Series 2011-73C (GTY AGMT-Wells Fargo Bank N.A.) (Wells Fargo Bank N.A., LIQ)(a)
9,650,000	0.190	12/07/12	9,650,000

			141,855,000

Arizona – 2.6%
Arizona Health Facilities Authority VRDN RB for Banner Health P-Floats-PT- 4695 Series 2011 (Bank of America N.A., LIQ)(a)
10,500,000	0.320	12/07/12	10,500,000
Arizona Health Facilities Authority VRDN RB for Banner Health Putters Series 2012-4215 (JPMorgan Chase Bank N.A., LIQ)(a)
44,575,000	0.200	12/03/12	44,575,000
Arizona Health Facilities Authority VRDN RB for Dignity Health SPEARS Series 2012-1082 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
18,500,000	0.210	12/07/12	18,500,000
Arizona State School Facilities Board VRDN RB Floater Trust Series 2011-102W (Barclays Bank PLC, LIQ)(a)
4,920,000	0.180	12/07/12	4,920,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2008- 3151 (JPMorgan Chase Bank N.A., LIQ)(a)
6,605,000	0.170	12/07/12	6,605,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Arizona – (continued)
Arizona State Transportation Board Highway VRDN RB Putters Series 2009- 3466 (JPMorgan Chase Bank N.A., LIQ)(a)
$4,065,000	0.170%	12/07/12	$ 4,065,000
Maricopa County Industrial Development Authority VRDN RB Refunding for Christian Care Apartments Series 2005 A (FNMA, LIQ)
10,660,000	0.160	12/07/12	10,660,000
Phoenix Civic Improvement Corp. Water System VRDN RB Putters Series 2009- 3458 (JPMorgan Chase Bank N.A., LIQ)(a)
7,140,000	0.170	12/07/12	7,140,000
Phoenix GO VRDN Floaters Series 2007-1882 (Wells Fargo Bank N.A., LIQ)
17,140,000	0.180	12/07/12	17,140,000
Salt River Project Agricultural Improvement & Power District Electric System Municipal Trust Receipts VRDN RB Floater Trust Series 2010-21W (Barclays Bank PLC, LIQ)(a)
5,000,000	0.180	12/07/12	5,000,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Eagle Series 2006-0014 Class A (Citibank N.A., SPA)
13,275,000	0.160	12/07/12	13,275,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floater Series 2009-40C (Wells Fargo & Co., LIQ)(a)
13,100,000	0.190	12/07/12	13,100,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floaters Trust Series 2009-9W (Barclays Bank PLC, LIQ)(a)
4,050,000	0.180	12/07/12	4,050,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB P-Floats-MT-812 Series 2012 (Bank of Ameica N.A.,LIQ)(a)
4,995,000	0.200	12/07/12	4,995,000

			164,525,000

California – 13.7%
Bay Area Toll Authority California Toll Bridge VRDN RB Floater Certificates Series 2010-30C (GTY AGMT - Wells Fargo Bank N.A) (Wells Fargo Bank N.A., LIQ)(a)
22,425,000	0.190	12/07/12	22,425,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area SPEARS Series 2011-DB-1043 (Deutsche Bank A.G., LIQ)(a)
6,145,000	0.200	12/07/12	6,145,000
Bay Area Toll Authority California Toll Bridge VRDN RB Putters Series 2008- 3130 (JPMorgan Chase Bank N.A., LIQ)(a)
6,145,000	0.170	12/07/12	6,145,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank N.A., LIQ)(a)
7,305,000	0.170	12/07/12	7,305,000
California GO VRDN SPEARS Series 2007-DB-457 (AGM) (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)
11,500,000	0.230	12/07/12	11,500,000
California Health Facilities Financing Authority CP Series 2012 E
24,000,000	0.250	08/13/13	24,000,000
California Health Facilities Financing Authority VRDN RB Floater Certificates Series 2011-74C (GTY AGMT-Wells Fargo Bank N.A.) (Wells Fargo Bank N.A., LIQ)(a)
5,800,000	0.190	12/07/12	5,800,000
California Health Facilities Financing Authority VRDN RB Floaters Series 2007- 1858 (GTY AGMT-Wells Fargo & Co.) (Wells Fargo & Co., LIQ)
11,793,000	0.180	12/07/12	11,793,000
California Health Facilities Financing Authority VRDN RB for Adventist Health System P-Floats-PT-4699 Series 2011 (NATL-RE) (GTY AGMT-Bank of America N.A.) (Bank of America N.A., LIQ)(a)
19,920,000	0.360	12/07/12	19,920,000
California Health Facilities Financing Authority VRDN RB for Dignity Health SPEARS Series 2012-DBE-1083 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
12,095,000	0.230	12/07/12	12,095,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California Infrastructure & Economic Development Bank VRDN RB for Bay Area Toll Bridges Putters Series 2012-4208 (FGIC) (JPMorgan Chase Bank N.A., LIQ)(a)
$27,450,000	0.180%	12/03/12	$ 27,450,000
California Public Works Board VRDN RB SPEARS Series 2012 DB-1062 (Deutsche Bank A.G., LIQ)(a)
7,500,000	0.190	12/07/12	7,500,000
California RANS Series 2012 A-2
3,500,000	2.500	06/20/13	3,543,262
California School Cash Reserve Program Authority TRANS Series 2012 J
24,000,000	2.000	05/01/13	24,171,392
California School Cash Reserve Program Authority TRANS Series 2012 L
8,200,000	2.000	06/03/13	8,272,476
California School Cash Reserve Program Authority TRANS Series 2012 S
14,250,000	2.000	12/31/12	14,269,877
California School Cash Reserve Program Authority TRANS Series 2012 U
24,000,000	2.000	12/31/12	24,029,471
California School Cash Reserve Program Authority TRANS Series 2012 V
16,000,000	2.000	01/31/13	16,037,185
California School Cash Reserve Program Authority TRANS Series 2012 W
33,200,000	2.000	01/31/13	33,277,159
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2012 9B-3
9,500,000	0.240	04/05/13	9,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2012-04-I
27,500,000	0.250	07/08/13	27,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2012-08-B
48,500,000	0.220	07/03/13	48,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2012-09 D
28,000,000	0.260	02/01/13	28,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2012-9B-1
12,000,000	0.240	07/01/13	12,000,000
9,250,000	0.260	08/01/13	9,250,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2012-9B-2
3,000,000	0.260	02/05/13	3,000,000
California Statewide Communities Development Authority CP Series 2012 D
22,000,000	0.250	12/11/12	22,000,000
California Statewide Communities Development Authority CP Series 2012 K
6,000,000	0.250	08/19/13	6,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-11672 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)(a)
10,035,000	0.170	12/07/12	10,035,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-1563 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)
9,800,000	0.190	12/07/12	9,800,000

California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 C (Kaiser Foundation Health Plan, Inc., Kaiser Hospital Asset Management, Inc. and Kaiser Health Plan Asset Management, Inc.)

2,100,000	0.160	12/07/12	2,100,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-1
20,000,000	0.160	12/07/12	20,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-2
5,000,000	0.160	12/07/12	5,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente SPEARS Series 2012-DBE-1065 (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
$15,315,000	0.210%	12/07/12	$ 15,315,000
California University VRDN RB Floater Trust Series 2008 K37W (AGM) (Citibank N.A., LIQ)
19,000,000	0.310	12/07/12	19,000,000
Eastern Municipal Water District VRDN COPS Refunding Series 2008 G (Mizuho Corp. Bank Ltd., SPA)
4,000,000	0.150	12/07/12	4,000,000
Harbor Department of the City of Los Angeles CP Series 2012 B-1 (Mizuho Corp. Bank Ltd., LIQ)
4,000,000	0.220	12/03/12	4,000,000
8,000,000	0.230	12/03/12	8,000,000
6,000,000	0.220	01/17/13	6,000,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA, LIQ)
12,100,000	0.150	12/07/12	12,100,000
Los Angeles County Schools Pooled Financing Program TRANS Series 2012 B- 4 (GO of Participants)
14,500,000	2.000	01/31/13	14,533,590
Los Angeles Department of Water & Power RB Series 2011 A
10,000,000	4.000	07/01/13	10,220,813
Los Angeles Department of Water & Power VRDN RB Putters Series 2009-3422 (JPMorgan Chase Bank N.A., LIQ)(a)
8,795,000	0.170	12/07/12	8,795,000
Los Angeles Unified School District GO VRDN Putters Series 2012-4252 (JPMorgan Chase Bank N.A., LIQ)(a)
300,000	0.180	12/03/12	300,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC, LIQ)
1,300,000	0.170	12/07/12	1,300,000
Orange County Sanitation District TRANS Series 2012
45,700,000	2.000	10/30/13	46,443,823
Orange County Sanitation District VRDN RB P-Floats-MT-819 Series 2012 (Bank of America N.A., LIQ)(a)
3,110,000	0.190	12/07/12	3,110,000
Sacramento Municipal Utility District VRDN RB Series 2012 Subseries M (U.S. Bank N.A., LOC)
32,475,000	0.150	12/07/12	32,475,000
San Diego Community College District GO VRDN Austin Trust Certificates Series 2008-3020X (AGM) (Bank of America N.A., LIQ)
6,000,000	0.220	12/07/12	6,000,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank N.A., LIQ)(a)
5,470,000	0.170	12/07/12	5,470,000
San Diego County & School District TRANS Series 2012 B-2 (GO of Participants)
8,440,000	2.000	04/30/13	8,498,815
San Diego County Regional Transportation Commission VRDN RB Floater Certificates Series 2012-43C (Wells Fargo Bank N.A., LIQ)(a)
11,475,000	0.190	12/07/12	11,475,000
San Diego County Regional Transportation Commission VRDN RB P-Floats-MT- 811 Series 2012 (Bank of America N.A., LIQ)(a)
4,265,000	0.190	12/07/12	4,265,000
San Diego Unified School District GO TRANS Series 2012 A-2
28,000,000	2.000	06/28/13	28,283,370
San Diego Unified School District GO VRDN Floater Series 2011-97C (AGM) (Wells Fargo Bank N.A., LIQ)(a)
8,800,000	0.190	12/07/12	8,800,000
San Francisco City & County Public Utilities Commission CP Series 2012
19,500,000	0.200	01/15/13	19,500,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floater Certificates Series 2012-63C (Wells Fargo Bank N.A., LIQ)(a)
15,000,000	0.190	12/07/12	15,000,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floaters Series 2007-2190 (AGM) (Wells Fargo Bank N.A., LIQ)
5,000,000	0.200	12/07/12	5,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
San Francisco City & County Public Utilities Commission Water VRDN RB Putters Series 2012-4065Z (JPMorgan Chase Bank N.A., LIQ)(a)
$5,950,000	0.170%	12/07/12	$ 5,950,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding Series 2008 B (Barclays Bank PLC, SPA)
4,465,000	0.150	12/07/12	4,465,000
Santa Rosa Wastewater VRDN RB SPEARS Series 2007-DBE-395 (AMBAC) (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)
5,080,000	0.240	12/07/12	5,080,000
Southern California Public Power Authority VRDN RB for Milford Wind Corridor Phase II Project SPEARS Series 2012-DB-1048 (Deutsche Bank A.G., LIQ)
7,860,000	0.200	12/07/12	7,860,000
University of California VRDN RB P-Floats-MT-766 Series 2011 (AGM) (Bank of America N.A., LIQ)(a)
32,010,000	0.190	12/07/12	32,010,000
Victor Valley Community College District GO VRDN Floater Certificates Series 2009-34C (Wells Fargo & Co., LIQ)(a)
12,885,000	0.190	12/07/12	12,885,000
West Basin Municipal Water District VRDN COPS Putters Series 2012-4210 (Assured GTY) (JPMorgan Chase Bank N.A., LIQ)(a)
4,670,000	0.250	12/07/12	4,670,000
West Basin Municipal Water District VRDN RB Series 2011-DB-1035 (Deutsche Bank A.G., LIQ)(a)
5,000,000	0.200	12/07/12	5,000,000

			874,169,233

Colorado – 1.7%
City of Colorado Springs Utilities System VRDN RB Series 2012 A (U.S. Bank N.A., SPA)
46,020,000	0.170	12/07/12	46,020,000
Colorado Educational & Cultural Facilities Authority VRDN RB for Nature Conservancy Project Series 2012
9,600,000	0.160	12/07/12	9,600,000
Colorado Health Facilities Authority VRDN RB for Sisters of Leavenworth Health System Floater Certificates Series 2012-0-15 (Royal Bank of Canada, LIQ)(a)
7,000,000	0.160	12/07/12	7,000,000
Colorado Health Facilities Authority VRDN RB for Sisters of Leavenworth Health System Putters Series 2010-3702 (JPMorgan Chase Bank N.A., LIQ)(a)
8,695,000	0.170	12/07/12	8,695,000
Colorado Springs Utilities Systems VRDN RB for Subordinated Lien Improvement Series 2005 A (Bank of Montreal, SPA)
23,650,000	0.170	12/07/12	23,650,000
Denver City & County GO VRDN for Justice System Austin Trust Certificates Series 2008-1050 (Bank of America N.A., LIQ)
7,500,000	0.220	12/07/12	7,500,000
Jefferson County School District R-1 TANS Series 2012 A
5,635,000	1.500	06/28/13	5,676,403

			108,141,403

Connecticut – 2.7%
Connecticut Housing Finance Authority Housing Mortgage Finance Program VRDN RB Series 2011 C-1-RMKT (GO of Authority) (Barclays Bank PLC, SPA)
14,195,000	0.170	12/07/12	14,195,000
Connecticut State GO Series 2012 G
25,000,000	1.500	10/15/13	25,280,850
Connecticut State GO VRDN Floater Certificates Series 2011-89C (Wells Fargo Bank N.A., LIQ)(a)
21,900,000	0.190	12/07/12	21,900,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale New Haven Hospital Series 2008 L1 (Bank of America N.A., LOC)
25,930,000	0.190	12/07/12	25,930,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Eagle 7 Series 2005-3031 Class A (Citibank N.A., LIQ)
34,000,000	0.160	12/07/12	34,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2861 (JPMorgan Chase Bank N.A., LIQ)
$7,880,000	0.180%	12/03/12	$ 7,880,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-3185Z (JPMorgan Chase Bank N.A., LIQ)(a)
11,995,000	0.170	12/07/12	11,995,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2003 X-2
30,000,000	0.140	12/07/12	30,000,000

			171,180,850

Delaware – 0.3%
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2008 B
16,475,000	0.150	12/07/12	16,475,000

District of Columbia – 2.6%
District of Columbia GO TRANS Series 2012
25,000,000	2.000	09/30/13	25,368,471
District of Columbia GO VRDN Floaters Series 2007-1920 (FGIC) (GTY AGMT- Wells Fargo Bank N.A.) (Wells Fargo Bank N.A., LIQ)
16,270,000	0.180	12/07/12	16,270,000
District of Columbia GO VRDN Putters Series 2012-4198 (AGC) (JPMorgan Chase Bank N.A., LIQ)(a)
47,175,000	0.180	12/03/12	47,175,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2009-3354 (JPMorgan Chase Bank N.A., LIQ)(a)
7,080,000	0.170	12/07/12	7,080,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2009-3369 (JPMorgan Chase Bank N.A., LIQ)(a)
4,500,000	0.170	12/07/12	4,500,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase Bank N.A., LIQ)(a)
8,330,000	0.170	12/07/12	8,330,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Putters Series 2012-4199 (JPMorgan Chase Bank N.A., LIQ)(a)
40,000,000	0.180	12/03/12	40,000,000
Metropolitan Washington Airports Authority CP Series 2012-2A-1
21,000,000	0.340	12/03/12	21,000,000

			169,723,471

Florida – 3.6%
Florida State Board of Education GO VRDN Floater Certificates Series 2011-8C (Wells Fargo Bank N.A., LIQ)(a)
8,800,000	0.190	12/07/12	8,800,000
Florida State Board of Education GO VRDN Putters Series 2008-2850 (State GTD) (JPMorgan Chase Bank N.A., LIQ)
7,425,000	0.170	12/07/12	7,425,000
Florida State Board of Education GO VRDN Putters Series 2010-3834Z (JPMorgan Chase Bank N.A., LIQ)(a)
9,000,000	0.170	12/07/12	9,000,000
Florida State Board of Education RB Series 2002 C (NATL-RE)
4,500,000	5.000	01/01/13	4,562,424
Florida State GO VRDN for DOT- Right of Way Floater Certificate Series 2012- 28C (Wells Fargo Bank N.A., LIQ)(a)
14,385,000	0.190	12/07/12	14,385,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2514 (JPMorgan Chase Bank N.A., LIQ)
18,070,000	0.170	12/07/12	18,070,000
Highlands County Health Facilities Authority VRDN RB Refunding for Adventist Health System Series 2012 I-2
5,000,000	0.140	12/07/12	5,000,000
Jacksonville CP Series 2012 A (Landesbank Baden-Wurttemberg, LOC)
13,000,000	0.250	12/03/12	13,000,000
Jacksonville Electric Authority CP Series 2012 F-2
10,000,000	0.180	12/03/12	10,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Florida – (continued)
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Floater Certificates Series 2012-4C (Wells Fargo Bank N.A., LIQ)(a)
$5,895,000	0.190%	12/07/12	$ 5,895,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (U.S. Bank N.A., SPA)
28,375,000	0.190	12/03/12	28,375,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries B-1 (State Street Bank & Trust Co., SPA)
19,680,000	0.140	12/07/12	19,680,000
Jacksonville Electric System VRDN RB Series 2008 D (U.S. Bank N.A., SPA)
21,985,000	0.180	12/03/12	21,985,000
Jacksonville Electric System VRDN RB Series 2008 Three-A (Royal Bank of Canada, SPA)
11,280,000	0.160	12/07/12	11,280,000
Jacksonville, Florida Transit VRDN RB Series 2008 A (JPMorgan Chase Bank N.A., SPA)
3,900,000	0.170	12/07/12	3,900,000
Manatee County School District GO TANS Series 2012
43,000,000	2.000	05/01/13	43,290,222
Orange County School Board VRDN COPS Putters Series 2010-3785Z (NATL-RE FGIC) (JPMorgan Chase Bank N.A., LIQ)(a)
5,000,000	0.190	12/07/12	5,000,000

			229,647,646

Georgia – 3.5%
Georgia State GO Series 2009 G
5,000,000	5.000	11/01/13	5,219,545
Georgia State GO VRDN Floater Certificates Series 2011-134C (Wells Fargo Bank N.A., LIQ)(a)
11,545,000	0.190	12/07/12	11,545,000
Georgia State GO VRDN Floater Trust Series 2011-103W (Barclays Bank PLC, LIQ)(a)
9,250,000	0.180	12/07/12	9,250,000
Georgia State GO VRDN Putters Series 2012-4170 (JPMorgan Chase Bank N.A., LIQ)(a)
6,890,000	0.170	12/07/12	6,890,000
Georgia State Municipal Gas Authority RB Refunding for Gas Portfolio III Series 2012 P
16,000,000	2.000	05/22/13	16,126,238
Georgia State Municipal Gas Authority RB Refunding for Gas Portfolio III Series 2012 R
10,800,000	2.000	10/01/13	10,952,428
Gwinnett County School District GO VRDN Austin Trust Certificates Series 2008-1112 (Bank of America N.A., LIQ)
3,375,000	0.220	12/07/12	3,375,000
Gwinnett County School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase Bank N.A., LIQ)
8,870,000	0.170	12/07/12	8,870,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax CP Series 2012 D-1
12,500,000	0.200	02/04/13	12,500,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 B (PNC Bank N.A., LOC)
25,000,000	0.170	12/07/12	25,000,000
Metropolitan Atlanta Rapid Transit Authority VRDN RB Austin Trust Certificates Refunding for Third Indenture Series 2008-3046X (AGM) (Bank of America N.A., LIQ)
6,665,000	0.220	12/07/12	6,665,000
Metropolitan Atlanta Rapid Transit Authority VRDN RB Floater Certificates Refunding for Third Indenture Series 2012-34C (GTY AGMT-Wells Fargo Bank N.A.) (Wells Fargo Bank N.A., LIQ)(a)
14,995,000	0.190	12/07/12	14,995,000
Metropolitan Atlanta Rapid Transit Authority VRDN RB Series 2000 A RMKT
1,400,000	0.230	07/01/13	1,400,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 Sub Gen-C RMKT (GO of Participants) (Bayerische Landesbank, LOC)
25,150,000	0.270	12/07/12	25,150,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Georgia – (continued)
Municipal Electric Authority of Georgia VRDN RB Series 1985 Subseries B RMKT (GO of Participants) (Barclays Bank PLC, LOC)
$11,800,000	0.170%	12/07/12	$ 11,800,000
Private Colleges & Universities Authority CP Series 2012
7,940,000	0.220	01/03/13	7,940,000
Private Colleges & Universities Authority VRDN RB for Emory University Floater Certificates Series 2011-32C (Wells Fargo Bank N.A., LIQ)(a)
5,800,000	0.190	12/07/12	5,800,000
Private Colleges & Universities Authority VRDN RB for Emory University Floaters Series 2011-95C (GO of University) (Wells Fargo Bank N.A., LIQ)(a)
4,865,000	0.190	12/07/12	4,865,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 C-3-RMKT
15,000,000	0.140	12/07/12	15,000,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 C-4-RMKT
19,100,000	0.140	12/07/12	19,100,000

			222,443,211

Hawaii – 0.7%
City & County of Honolulu GO Prerefunded Series 2003 A (NATL-RE)
4,295,000	5.250	03/01/13	4,348,236
City & County of Honolulu Wastewater System VRDN RB ROCS RR-II R-12325 Series 2011 (AGM-CR FGIC) (Citibank N.A., LIQ)(a)
34,715,000	0.170	12/03/12	34,715,000
Hawaii State GO Refunding Series 2005 DG (AMBAC)
2,275,000	5.000	07/01/13	2,338,101
Hawaii State GO VRDN Putters Series 2011-4007 (JPMorgan Chase Bank N.A., LIQ)(a)
6,665,000	0.170	12/07/12	6,665,000

			48,066,337

Illinois – 4.0%
Chicago Board of Education GO VRDN Refunding for Dedicated Revenues Series 2009 A-2 (Northern Trust Co., LOC)
5,900,000	0.150	12/07/12	5,900,000
Chicago Sales Tax VRDN RB Floater Certificates Series 2012-0-20 (Royal Bank of Canada, LIQ)(a)
3,330,000	0.160	12/07/12	3,330,000
Chicago Water VRDN RB Floater Series 2012-31C (Wells Fargo Bank N.A., LIQ)(a)
5,105,000	0.190	12/07/12	5,105,000
City of Chicago Board of Education GO VRDN SPEARS Series 2007 DB-316 (FGIC) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)
7,975,000	0.240	12/07/12	7,975,000
City of Chicago Board of Education GO VRDN SPEARS Series 2007 DB-338 (FGIC) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)
5,165,000	0.240	12/07/12	5,165,000
City of Chicago GO VRDN Neighborhoods Alive 21 Series 2002-B-3 RMKT (Royal Bank of Canada, LOC)
30,000,000	0.150	12/03/12	30,000,000
City of Chicago GO VRDN Neighborhoods Alive 21 Series 2002-B-5 RMKT (Bank of NY Mellon, LOC)
12,020,000	0.150	12/03/12	12,020,000
City of Chicago GO VRDN Series 2003 B-1 RMKT (JPMorgan Chase Bank N.A., SPA)
12,240,000	0.190	12/03/12	12,240,000
City of Chicago Motor Fuel Tax VRDN RB SPEARS Series 2012 DB-1067X (Assured GTY) (Deutsche Bank A.G., LIQ)(a)
11,155,000	0.230	12/07/12	11,155,000
City of Chicago Water VRDN RB Second Lien Series 1999 Subseries 2000-1 RMKT (JPMorgan Chase Bank N.A., SPA)
17,000,000	0.200	12/03/12	17,000,000
Cook County GO VRDN Floater Series 2012-1076 (Deutsche Bank A.G., LIQ)(a)
6,660,000	0.230	12/07/12	6,660,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Illinois – (continued)
Cook County GO VRDN Series 2002 B (Bank of NY Mellon, SPA)
$47,500,000	0.180%	12/07/12	$ 47,500,000
Illinois Finance Authority VRDN RB Floater Certificates Series 2011-61C (GTY AGMT-Wells Fargo Bank N.A.) (Wells Fargo Bank N.A., LIQ)(a)
4,785,000	0.190	12/07/12	4,785,000
Illinois Finance Authority VRDN RB for Methodist Medical Center Series 2011 B (PNC Bank N.A., LOC)
10,220,000	0.170	12/07/12	10,220,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Floaters Trust Series 2011-16B (Barclays Bank PLC, LIQ)(a)
3,950,000	0.180	12/07/12	3,950,000
Illinois Finance Authority VRDN RB for University of Chicago Medical Center Series 2010 A (Bank of America N.A., LOC)
10,400,000	0.170	12/03/12	10,400,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B
28,269,000	0.150	12/07/12	28,269,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C
7,100,000	0.150	12/07/12	7,100,000
Illinois Finance Authority VRDN RB SPEARS Series 2012-DBE-1115 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
18,300,000	0.210	12/07/12	18,300,000
University of Illinois Board of Trustees VRDN COPS ROCS RR-II R-11480 Series 2008 (AGM) (Citibank N.A., LIQ)
7,495,000	0.280	12/07/12	7,495,000

			254,569,000

Indiana – 3.6%
Indiana Finance Authority Hospital VRDN RB Floater Certificates Series 2011 E- 23 (Royal Bank of Canada, LIQ) (Royal Bank of Canada, LOC)(a)
11,000,000	0.160	12/07/12	11,000,000
Indiana Finance Authority Hospital VRDN RB for Parkview Health System Floater Certificates Series 2009-55C (GTY AGMT-Wells Fargo Bank N.A.) (Wells Fargo & Co., LIQ)(a)
9,715,000	0.190	12/07/12	9,715,000
Indiana Finance Authority VRDN RB for Ascension Health Series 2008 E5
24,600,000	0.150	12/07/12	24,600,000
Indiana Finance Authority VRDN RB for Lease Appropriation Series 2007 A-2 RMKT (JPMorgan Chase Bank N.A., SPA)
8,400,000	0.180	12/03/12	8,400,000
Indiana Finance Authority VRDN RB for Lease Appropriation Series 2008 A-1 RMKT (JPMorgan Chase Bank N.A., SPA)
25,600,000	0.180	12/03/12	25,600,000
Indiana Finance Authority VRDN RB for Lease Appropriation Series 2008 A-2 RMKT
40,000,000	0.150	12/07/12	40,000,000
Indiana Finance Authority VRDN RB for Trinity Health Putters Series 2009-3611 (JPMorgan Chase Bank N.A., LIQ)(a)
17,180,000	0.200	12/07/12	17,180,000
Indiana Health & Educational Facilities Financing Authority VRDN RB for Ascension Health Services ROCS-RR-II R-11160 Series 2007 (Citibank N.A., LIQ)
13,785,000	0.160	12/07/12	13,785,000
Indiana Health Facility Financing Authority VRDN RB for Ascension Health Series 2005 A-2 RMKT
56,060,000	0.150	12/07/12	56,060,000
University of Indiana VRDN RB Floater Certificates Series 2009-45C (Wells Fargo & Co., LIQ)(a)
22,600,000	0.190	12/07/12	22,600,000

			228,940,000

Kansas – 0.3%
City of Wichita, Kansas Water & Sewer Utility RB Refunding Series 2011 A
5,425,000	3.000	10/01/13	5,549,855
Wyandotte County-Kansas City Unified Government GO for Municipal Temporary Notes Series 2012 I
16,000,000	0.240	03/01/13	16,000,000

			21,549,855

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Kentucky – 0.3%
Kentucky Economic Development Finance Authority VRDN RB for Baptist Healthcare System Obligated Group SPEARS Series 2012-1068 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
$17,700,000	0.230%	12/07/12	$ 17,700,000

Maine – 0.1%
Maine Health & Higher Educational Facilities Authority VRDN RB for Bowdoin College Putters Series 2009-3461 (JPMorgan Chase Bank N.A., LIQ)(a)
6,955,000	0.170	12/07/12	6,955,000

Maryland – 1.3%
County of Montgomery GO for Consolidated Public Improvement Series 2012 A
14,750,000	5.000	11/01/13	15,397,132
Maryland Health & Higher Educational Facilities Authority VRDN RB for Ascension Health Floater Certificates Series 2012-0-29 (Royal Bank of Canada, LIQ)(a)
5,000,000	0.160	12/07/12	5,000,000
Maryland Health & Higher Educational Facilities Authority VRDN RB for John Hopkins University Series 2008 B
17,575,000	0.140	12/07/12	17,575,000
Maryland State Industrial Development Financing Authority Port Facilities VRDN RB Refunding for Occidental Petroleum Corp. Series 2010
30,200,000	0.170	12/07/12	30,200,000
Maryland State Transportation Authority VRDN RB Certificates Series 2008- 3017X (AGM) (Bank of America N.A., LIQ)
5,000,000	0.220	12/07/12	5,000,000
Washington Suburban Sanitation District GO VRDN Floater Certificates Series 2011-129C (Wells Fargo Bank N.A., LIQ)(a)
9,150,000	0.190	12/07/12	9,150,000

			82,322,132

Massachusetts – 5.2%
City of Quincy GO BANS Series 2012
11,000,000	2.000	01/25/13	11,028,044
29,485,000	2.500	06/21/13	29,842,849
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Austin Trust Certificates Series 2008-1111 (Bank of America N.A., LIQ)
5,000,000	0.220	12/07/12	5,000,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase Bank N.A., LIQ)
13,315,000	0.170	12/07/12	13,315,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2012-4098 (JPMorgan Chase Bank N.A., LIQ)(a)
7,730,000	0.200	12/03/12	7,730,000
Massachusetts Bay Transportation Authority VRDN RB Floater Certificates Series 2012-51C (Wells Fargo Bank N.A., LIQ)(a)
5,745,000	0.190	12/07/12	5,745,000
Massachusetts Development Finance Agency VRDN RB for Harvard University Floater Certificates Series 2010-56C (Wells Fargo Bank N.A., LIQ)(a)
9,440,000	0.190	12/07/12	9,440,000
Massachusetts Development Finance Agency VRDN RB for Harvard University Putters Series 2010-3840 (JPMorgan Chase Bank N.A., LOC)(a)
4,000,000	0.170	12/07/12	4,000,000
Massachusetts GO VRDN Austin Trust Certificates Series 2008-1203 (Bank of America N.A., LIQ)(a)
9,500,000	0.220	12/07/12	9,500,000
Massachusetts GO VRDN Floater Certificates Series 2012 E-32 (Royal Bank of Canada, LIQ) (Royal Bank of Canada, LOC)(a)
20,000,000	0.160	12/07/12	20,000,000
Massachusetts GO VRDN Floater Trust Series 2011-101W (AGM) (Barclays Bank PLC, LIQ)(a)
5,775,000	0.160	12/07/12	5,775,000
Massachusetts GO VRDN Series 2010 A
12,800,000	0.540	02/01/13	12,803,016

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Massachusetts – (continued)
Massachusetts Health & Educational Facilities Authority CP Series 2012 EE
$14,000,000	0.200%	12/03/12	$ 14,000,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Putters Series 2008-3104 (JPMorgan Chase Bank N.A., LIQ)
3,040,000	0.170	12/07/12	3,040,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University ROCS-RR-II R-11514 Series 2008 (Citibank N.A., LIQ)
5,390,000	0.160	12/07/12	5,390,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum Fine Series 2007 A-2-RMKT (Bank of America N.A., SPA)
24,045,000	0.200	12/03/12	24,045,000

Massachusetts Health & Educational Facilities Authority VRDN RB for Partners HealthCare System Series 2009 I-2 (U.S. Bank N.A., SPA) (GTY AGMT- Bringham and Women’s Hospital, Inc., Faulkner Hospital and Massachusetts General Hospital)

7,600,000	0.150	12/07/12	7,600,000
Massachusetts Housing Finance Agency VRDN RB Series 2003 F RMKT
1,000,000	0.300	12/07/12	1,000,000
Massachusetts Port Authority RB Series 2003 A (NATL-RE)
9,505,000	5.000	07/01/13	9,767,407
Massachusetts School Building Authority VRDN RB Putters Series 2007-2286 (AMBAC) (Deutsche Bank A.G., LIQ)
15,375,000	0.190	12/07/12	15,375,000

Massachusetts State Development Finance Agency VRDN RB for Partners HealthCare Systems Series 2011 K2 (Barclays Bank, SPA) (GTY AGMT- Bringham and Women’s Hospital, Inc., Faulkner Hospital and Massachusetts General Hospital)

5,000,000	0.150	12/07/12	5,000,000
Massachusetts State GO for Consolidated Loan Series 2011 D
5,000,000	4.000	10/01/13	5,157,971
Massachusetts State VRDN RB Floater Series 2012-119W (AGM) (Barclays Bank PLC, LIQ)(a)
15,000,000	0.160	12/07/12	15,000,000
Massachusetts Water Resources Authority CP Series 2012
87,000,000	0.330	12/03/12	87,000,000
Massachusetts Water Resources Authority VRDN RB Putters Series 2012-4176 (NATL-RE) (GO of Authority) (JPMorgan Chase Bank N.A., LIQ)(a)
5,770,000	0.180	12/07/12	5,770,000

			332,324,287

Michigan – 1.6%
Michigan Finance Authority RN for State Aid Series 2012 B-1
15,000,000	2.000	08/20/13	15,171,520
Michigan Finance Authority RN for State Aid Series 2012 B-2 (JPMorgan Chase Bank N.A., LOC)
60,000,000	2.000	08/20/13	60,742,932
Michigan Finance Authority VRDN RB for Trinity Health SPEARS Series 2012- DB-1049X (Deutsche Bank A.G., LIQ)(a)
6,150,000	0.200	12/07/12	6,150,000
Michigan Finance Authority VRDN RB Refunding for Trinity Health Floater Certificates Series 2011-111C (Wells Fargo Bank N.A., LIQ)(a)
2,445,000	0.190	12/07/12	2,445,000
Michigan Finance Authority VRDN RB Refunding for Trinity Health Floater Certificates Series 2012-0-32 (Royal Bank of Canada, LIQ)(a)
5,000,000	0.160	12/07/12	5,000,000
Michigan Hospital Finance Authority VRDN RB for McLaren Health Care Putters Series 2010-3818 (JPMorgan Chase Bank N.A., LIQ)(a)
6,660,000	0.240	12/07/12	6,660,000
Michigan Hospital Finance Authority VRDN RB for Trinity Health Putters Series 2008-2976 (JPMorgan Chase Bank N.A., LIQ)
9,595,000	0.240	12/07/12	9,595,000

			105,764,452

Minnesota – 1.5%
County of Hennepin, Minnesota GO Series 2010 B
4,065,000	3.000	12/01/13	4,177,827

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Minnesota – (continued)
Mayo Clinic CP Series 2012
$8,500,000	0.210%	12/18/12	$ 8,500,000
Minnesota Higher Education Facilities Authority VRDN RB for Carleton College Five Series 2000 G (JPMorgan Chase Bank N.A., SPA)
6,930,000	0.170	12/07/12	6,930,000
Minnesota School District Capital Equipment Borrowing Program COPS Series 2012 A (School District Credit Program)
13,130,000	2.000	09/10/13	13,309,267
Minnesota State GO Series 2011 A
4,500,000	5.000	10/01/13	4,679,512
Minnesota State GO Series 2012 A
37,000,000	5.000	08/01/13	38,186,637
Minnesota State GO VRDN Floater Certificates Series 2011-110C (Wells Fargo Bank N.A., LIQ)(a)
9,405,000	0.190	12/07/12	9,405,000
Rochester GO VRDN Wastewater Series 2007 B (Wells Fargo Bank N.A., SPA)
10,400,000	0.170	12/07/12	10,400,000

			95,588,243

Mississippi – 1.8%
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 A (GTY AGMT-Chevron Corp.)
11,400,000	0.160	12/03/12	11,400,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 C (GTY AGMT-Chevron Corp.)
21,055,000	0.180	12/03/12	21,055,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 J (GTY AGMT-Chevron Corp.)
52,000,000	0.180	12/03/12	52,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 D (GTY AGMT-Chevron Corp.)
13,450,000	0.180	12/03/12	13,450,000
Mississippi State GO VRDN Floater Certificates Series 2011-117C (Wells Fargo Bank N.A., LIQ)(a)
15,395,000	0.190	12/07/12	15,395,000

			113,300,000

Missouri – 1.1%
County of St Louis, Missouri TANS Series 2012
19,315,000	2.000	08/01/13	19,535,309
Missouri Development Finance Board Cultural Facilities VRDN RB for Kauffman Center Performing Arts Series 2007 A (Northern Trust Co., SPA)
35,000,000	0.170	12/03/12	35,000,000
Missouri Health & Educational Facilities Authority VRDN RB for SSM Health Care Corp. Series 2005 D4 RMKT (JPMorgan Chase Bank N.A., SPA)
6,700,000	0.180	12/07/12	6,700,000
Missouri Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3546 (JPMorgan Chase Bank N.A., LIQ)(a)
11,395,000	0.170	12/07/12	11,395,000

			72,630,309

Nebraska – 0.5%
Lincoln, Nebraska Electric System VRDN RB Floaters Series 2008-2900 (Credit Suisse, LIQ)
21,870,000	0.180	12/07/12	21,870,000
Omaha Public Power District VRDN RB Series 2006-1289 (FGIC) (Credit Suisse, LIQ)
3,570,000	0.160	12/07/12	3,570,000
Omaha Public Power District VRDN RB SPEARS Series 2011-DB-1045 (Deutsche Bank A.G., LIQ)(a)
9,510,000	0.200	12/07/12	9,510,000

			34,950,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Nevada – 0.5%
Clark County Water Reclamation District GO VRDN Putters Series 2009-3366Z (JPMorgan Chase Bank N.A., LIQ)(a)
$6,000,000	0.170%	12/07/12	$ 6,000,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3488Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,305,000	0.170	12/07/12	6,305,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3489Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,000,000	0.170	12/07/12	7,000,000
Clark County, Nevada GO VRDN Floater Certificates Series 2012-47C (Wells Fargo Bank N.A., LIQ)(a)
7,655,000	0.190	12/07/12	7,655,000
Nevada State GO VRDN Putters Series 2009-3421 (JPMorgan Chase Bank N.A., LIQ)(a)
8,450,000	0.170	12/07/12	8,450,000

			35,410,000

New Hampshire – 0.2%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2003 (U.S. Bank N.A., SPA)
11,580,000	0.160	12/07/12	11,580,000

New Mexico – 0.2%
University of New Mexico VRDN RB Putters Series 2008-2533 (AGM) (Deutsche Bank A.G., LIQ)
9,990,000	0.190	12/07/12	9,990,000

New York – 7.5%
Erie County IDA School Facility VRDN RB for City School District Buffalo Project Series 2008-3053X (AGM) (Bank of America N.A., LIQ)
2,130,000	0.320	12/07/12	2,130,000
Monroe County Industrial Development Corp. VRDN RB Floater Series 2011-98C (Wells Fargo Bank N.A., LIQ) (GTY AGMT-Wells Fargo Bank N.A.)(a)
2,750,000	0.190	12/07/12	2,750,000
New York City GO Prerefunded Series 2008 Subseries J-1
530,000	5.000	08/01/13	546,804
New York City GO Series 1994 H Subseries H-6
8,200,000	2.000	08/01/13	8,297,510
New York City GO Series 2003 E
4,635,000	5.250	08/01/13	4,788,448
New York City GO Series 2012 C
5,275,000	2.000	08/01/13	5,337,728
New York City GO Unrefunded Series 2008 Subseries J-1
3,470,000	5.000	08/01/13	3,580,019
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank, LOC)
2,700,000	0.190	12/03/12	2,700,000
New York City GO VRDN Series 1995 F-4 (Landesbank Hessen-Thueringen, LOC)
14,200,000	0.200	12/07/12	14,200,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank, LOC)
300,000	0.220	12/07/12	300,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Austin Trust Certificates Series 2008-3306 (Bank of America N.A., LIQ)
5,000,000	0.220	12/07/12	5,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Floater Certificates Series 2011-13C (Wells Fargo Bank N.A., LIQ)(a)
4,845,000	0.190	12/07/12	4,845,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2006 CC-2 (Bank of Nova Scotia, SPA)
27,695,000	0.190	12/03/12	27,695,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2008 Subseries B-4 (Royal Bank of Canada, SPA)
2,150,000	0.140	12/07/12	2,150,000
New York City Transitional Finance Authority Building Aid RB Series 2011 Subseries S-1A (State Aid Withholding)
6,000,000	3.000	07/15/13	6,104,172

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City Transitional Finance Authority RB Future Tax Secured Series 2011 Subseries D-1
$2,500,000	3.000%	11/01/13	$ 2,563,507
New York City Transitional Finance Authority VRDN for Future Tax Secured Series 2001 C (Landesbank Baden-Wurttemberg, LIQ)
6,300,000	0.170	12/07/12	6,300,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Floater Certificates Series 2011-133C (Wells Fargo Bank N.A., LIQ)(a)
8,235,000	0.190	12/07/12	8,235,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Floater Certificates Series 2011-21C (Wells Fargo Bank N.A., LIQ)(a)
2,800,000	0.190	12/07/12	2,800,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg, SPA)
51,845,000	0.190	12/03/12	51,845,000
New York City Transitional Finance Authority VRDN RB ROCS-RR-I R-11932 Series 2011 (State Aid Withholding) (Citibank N.A., LIQ)(a)
4,000,000	0.190	12/07/12	4,000,000
New York City Transitional Finance Authority VRDN RB SPEARS Series 2012-DB-1075X (State Aid Withholding) (Deutsche Bank A.G., LIQ)(a)
18,055,000	0.190	12/07/12	18,055,000
New York City Transitional Financial Authority VRDN RB Austin Trust Certificates Series 2008-1190 (Bank of America N.A., LIQ)
3,170,000	0.220	12/07/12	3,170,000
New York City Trust for Cultural Resources VRDN RB Austin Trust Certificates for Museum of Modern Art Series 2008-3316 (Bank of America N.A., LIQ)(a)
4,995,000	0.220	12/07/12	4,995,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
2,140,000	0.150	12/07/12	2,140,000
New York City Trust for Cultural Resources VRDN RB Refunding for American Museum of Natural History Putters Series 2009-3502 (NATL-RE) (JPMorgan Chase Bank N.A., LIQ)(a)
3,200,000	0.170	12/07/12	3,200,000
New York State Dormitory Authority Non-State Supported Debt RB for School District Financing Program Series 2012 F (State Aid Withholding)
20,000,000	3.000	10/01/13	20,448,105
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Floater Certificates Series 2011-3C (Wells Fargo Bank N.A., LIQ)(a)
11,740,000	0.190	12/07/12	11,740,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University P-Floats-MT-810 Series 2012 (Bank of America N.A., LIQ)(a)
3,330,000	0.200	12/07/12	3,330,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3171 (JPMorgan Chase Bank N.A., LIQ)(a)
5,110,000	0.170	12/07/12	5,110,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,670,000	0.170	12/07/12	7,670,000
New York State Dormitory Authority Personal Income Tax VRDN RB Eagle Series 2006-0164 Class A (Citibank N.A., LIQ)
11,060,000	0.190	12/07/12	11,060,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3160 (JPMorgan Chase Bank N.A., LIQ)(a)
6,660,000	0.170	12/07/12	6,660,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3280 (JPMorgan Chase Bank N.A., LIQ)(a)
5,000,000	0.170	12/07/12	5,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-12121 Series 2007 (Citibank N.A., LIQ)
$8,920,000	0.190%	12/07/12	$ 8,920,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 A RMKT (TD Bank N.A., LOC)
15,335,000	0.150	12/07/12	15,335,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3201 (JPMorgan Chase Bank N.A., LIQ)(a)
8,220,000	0.170	12/07/12	8,220,000
New York State Dormitory Authority VRDN RB for Mental Health Services Series 2003 Subseries D-2E (Royal Bank of Canada, LOC)
3,355,000	0.150	12/07/12	3,355,000
New York State Dormitory Authority VRDN RB Putters Series 2010-3698Z (JPMorgan Chase Bank N.A., LIQ)(a)
8,600,000	0.170	12/07/12	8,600,000
New York State Dormitory Authority VRDN RB Putters Series 2010-3792Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,360,000	0.170	12/07/12	6,360,000
New York State Environmental Facilities Corp. VRDN RB for State Clean Water & Drinking Putters Series 2008-2870 (JPMorgan Chase Bank N.A., LIQ)
6,245,000	0.170	12/07/12	6,245,000
New York State Housing Finance Agency VRDN RB for 42nd & 10th Housing Series 2008 A RMKT (FHLMC, LIQ) (FHLMC, LOC)
18,950,000	0.160	12/07/12	18,950,000
New York State Housing Finance Agency VRDN RB for 42nd & 10th Housing Series 2010 A RMKT (FHLMC, LIQ) (FHLMC, LOC)
23,050,000	0.160	12/07/12	23,050,000
New York State Housing Finance Agency VRDN RB for 600 West 42nd Street Series 2009 A RMKT (FNMA, LIQ)
24,000,000	0.180	12/07/12	24,000,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA, LIQ)
28,400,000	0.170	12/07/12	28,400,000
New York State Housing Finance Agency VRDN RB for Taconic Housing West 17th Street Series 2009 A (FNMA, LIQ)
28,625,000	0.160	12/07/12	28,625,000
New York State Liberty Development Corp. VRDN RB for 4 World Trade Center Project SPEARS Series 2011-DB-1036X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
8,425,000	0.230	12/07/12	8,425,000
New York State Local Government Assistance Corp. VRDN RB Austin Trust Certificates Series 2008-3506 (AGM-CR GO of Corp.) (Bank of America N.A., LIQ)
1,710,000	0.220	12/07/12	1,710,000
New York State Power Authority CP Series 2012-1
4,900,000	0.200	12/14/12	4,900,000
New York State Thruway Authority VRDN RB Floater Trust Series 2011-100W (NATL-RE FGIC) (Barclays Bank PLC, LIQ)(a)
15,815,000	0.160	12/07/12	15,815,000

			479,656,293

North Carolina – 2.2%
Charlotte Water & Sewer System VRDN RB Putters Series 2009-3443 (JPMorgan Chase Bank N.A., LIQ)(a)
5,940,000	0.170	12/07/12	5,940,000
County of Union, North Carolina Enterprise System VRDN RB Series 2009 (U.S. Bank N.A., LOC)
18,600,000	0.150	12/07/12	18,600,000
Durham GO VRDN Public Improvement Series 1993 (Wells Fargo Bank N.A., SPA)
3,375,000	0.180	12/07/12	3,375,000
North Carolina Capital Facilities Finance Agency Educational Facilities VRDN RB for Wake Forest University Series 2004 A
20,470,000	0.150	12/07/12	20,470,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Eagle 7 Series 2005-0060 Class A (Citibank N.A., LIQ)
15,600,000	0.160	12/07/12	15,600,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
North Carolina – (continued)
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Eagle Series 2007-0015 Class A (Citibank N.A., LIQ)
$10,890,000	0.160%	12/07/12	$ 10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Eagle Series 2007-0016 Class A (Citibank N.A., LIQ)
16,060,000	0.160	12/07/12	16,060,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Putters Series 2009-3333 (JPMorgan Chase Bank N.A., LIQ)(a)
11,000,000	0.170	12/07/12	11,000,000
North Carolina Medical Care Commission Health Care Facilities Municipal Trust Receipts VRDN RB for Duke University Health System Floater Trust Series 2010-31W (Barclays Bank PLC, LIQ)(a)
2,000,000	0.180	12/07/12	2,000,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Duke University Health System P-Floats Series 2012-MT-814 (Bank of America N.A., LIQ)(a)
7,660,000	0.190	12/07/12	7,660,000
Raleigh Durham Airport Authority VRDN RB Refunding Series 2008 C RMKT (U.S. Bank N.A., LOC)
10,300,000	0.180	12/07/12	10,300,000
State of North Carolina GO Series 2004 A
4,000,000	5.250	03/01/13	4,049,800
University of North Carolina at Chapel Hill VRDN RB Eagle-7 Series 2005-3014 Class A (Citibank N.A., LIQ)
5,345,000	0.170	12/07/12	5,345,000
University of North Carolina at Chapel Hill VRDN RB Series 2012-0-24 (Royal Bank of Canada, LIQ)(a)
11,380,000	0.160	12/07/12	11,380,000

			142,669,800

North Dakota – 1.0%
County of Mercer CP Series 2012-09-1
64,925,000	0.250	01/02/13	64,925,000

Ohio – 3.3%
Allen County Hospital Facilities VRDN RB for Catholic Healthcare Series 2012-B
15,000,000	0.150	12/07/12	15,000,000
Columbus GO for Various Purpose Limited Tax Notes Series 2012-1
5,500,000	1.500	11/21/13	5,568,800
Columbus GO VRDN for Sanitation Sewer System Series 2006-1
12,380,000	0.160	12/07/12	12,380,000
Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase Bank N.A., LIQ)
4,360,000	0.170	12/07/12	4,360,000
Franklin County Hospital VRDN RB for Ohio Health Corp. Series 2011-C
1,000,000	0.610	06/03/13	1,000,885
Franklin County Hospital VRDN RB for Ohio Health Corp. Series 2011-DB-1040 (Deutsche Bank A.G., LIQ)(a)
11,330,000	0.200	12/07/12	11,330,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 D (PNC Bank N.A., SPA)
18,120,000	0.160	12/07/12	18,120,000
Ohio State GO VRDN P-Floats Series 2012-MT-818 (Bank of America N.A., LIQ)(a)
5,085,000	0.190	12/07/12	5,085,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B
51,580,000	0.140	12/07/12	51,580,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2004 A
13,800,000	0.140	12/07/12	13,800,000
Ohio State GO VRDN Series 2006 C
18,395,000	0.150	12/07/12	18,395,000
Ohio State Higher Educational Facility Commission VRDN RB for Cleveland Health Clinic Floater Certificates Series 2008-59C (Wells Fargo & Co., LIQ)(a)
19,800,000	0.190	12/07/12	19,800,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Ohio – (continued)
Ohio State Hospital Facility VRDN RB for Cleveland Health Clinic Putters Series 2009-3555Z (JPMorgan Chase Bank N.A., LIQ)(a)
$6,745,000	0.170%	12/07/12	$ 6,745,000
Ohio State Hospital Facility VRDN RB for Cleveland Health Clinic Putters Series 2009-3558Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,100,000	0.170	12/07/12	7,100,000
Ohio State University General Receipts VRDN RB Series 2008 B
14,100,000	0.150	12/07/12	14,100,000
Ohio State Water Development Authority Water PCRB for Water Quality Series 2004
7,425,000	5.000	12/01/12	7,425,000

			211,789,685

Oklahoma – 0.9%
Oklahoma State GO Refunding for Buildings Series 2003 A (NATL-RE FGIC)
8,405,000	5.000	07/15/13	8,655,705
Oklahoma State Turnpike Authority RB Refunding Series 2011 A
7,000,000	2.000	01/01/13	7,010,275
Oklahoma State Turnpike Authority VRDN RB Floater Certificates Series 2012 E-37 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
10,000,000	0.160	12/07/12	10,000,000
Oklahoma State Turnpike Authority VRDN RB Refunding Series 2006 E-Convertible (JPMorgan Chase Bank N.A., SPA)
18,250,000	0.180	12/03/12	18,250,000
Oklahoma State Turnpike Authority VRDN RB Refunding Series 2006 F-Convertible (JPMorgan Chase Bank N.A., SPA)
16,580,000	0.180	12/03/12	16,580,000

			60,495,980

Oregon – 1.9%
Oregon State GO TANS Series 2012 A
65,000,000	2.000	06/28/13	65,670,326
Oregon State GO VRDN for Veterans Welfare Series 2006-85-RMKT (U.S. Bank N.A., SPA)
2,840,000	0.180	12/03/12	2,840,000
Oregon State GO VRDN for Veterans Welfare Series 2008-90B-RMKT (The Bank of Tokyo-Mitsubishi UFJ, SPA)
30,085,000	0.160	12/07/12	30,085,000
Oregon State GO VRDN Welfare Series 1985-73-H (Bayerische Landesbank, SPA)
20,800,000	0.220	12/07/12	20,800,000
Umatilla County Hospital Facility Authority VRDN RB for Catholic Health Series 1997 B (Bayerische Landesbank N.A., SPA)
4,100,000	0.270	12/07/12	4,100,000

			123,495,326

Pennsylvania – 1.4%
Allegheny County Hospital Development Authority VRDN RB for University Pittsburg Medical Center Floater Certificates Series 2011 E-29 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
7,000,000	0.160	12/07/12	7,000,000
Downingtown Area School District GO VRDN Floater Certificates Series 2010 E-13 (Royal Bank of Canada, LIQ)(a)
7,220,000	0.160	12/07/12	7,220,000
Northampton County General Purpose Authority VRDN RB for Higher Education Lehigh University Series 2004 (TD Bank N.A., SPA)
13,150,000	0.150	12/07/12	13,150,000
Pennsylvania State Turnpike Commission VRDN RB Floater Certificates Series 2011 E-22 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
18,500,000	0.160	12/07/12	18,500,000
Pennsylvania State Turnpike Commission VRDN RB Series 2009 C
1,000,000	0.780	12/03/12	1,000,000
Pennsylvania State Turnpike Commission VRDN RB Series 2011 B
1,000,000	0.670	06/01/13	1,000,000
Pennsylvania State University VRDN RB Series 2002 A (GO of University) (JPMorgan Chase & Co., SPA)
40,850,000	0.220	12/07/12	40,850,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
University of Pittsburgh VRDN RB Floater Series 2009-38C (GO of University) (Wells Fargo & Co., LIQ)(a)
$4,000,000	0.190%	12/07/12	$ 4,000,000

			92,720,000

Puerto Rico – 1.1%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2009-10B Reg D (Barclays Bank PLC, LIQ)(a)
9,050,000	0.260	12/07/12	9,050,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2010-65W (Barclays Bank PLC, LIQ)(a)
10,555,000	0.260	12/07/12	10,555,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS-RR-II R-11764 Series 2009 (Citibank N.A., LIQ)(a)
5,000,000	0.190	12/07/12	5,000,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS-RR-II R-11892 Series 2010 (Citibank N.A., LIQ)(a)
17,735,000	0.180	12/07/12	17,735,000
Puerto Rico Sales Tax Financing Corp. VRDN RB SPEARS Series 2011-DB-1041 (Deutsche Bank A.G., LIQ)(a)
25,270,000	0.200	12/07/12	25,270,000

			67,610,000

Rhode Island – 0.3%
Rhode Island Health & Educational Building Corp. Higher Education Facilities VRDN RB for Brown University Putters Series 2009-3517 (JPMorgan Chase Bank N.A., LIQ)(a)
16,410,000	0.170	12/07/12	16,410,000

South Carolina – 0.6%
Columbia Waterworks & Sewer System VRDN RB Floater Trust Series 2010-42W (Barclays Bank PLC, LIQ)(a)
3,000,000	0.180	12/07/12	3,000,000
Columbia Waterworks & Sewer System VRDN RB Floater Trust Series 2010-43W (Barclays Bank PLC, LIQ)(a)
3,750,000	0.180	12/07/12	3,750,000
Columbia Waterworks & Sewer System VRDN RB Series 2009 (U.S. Bank N.A. LOC)
20,700,000	0.180	12/03/12	20,700,000
South Carolina Public Services Authority VRDN RB Floater Series 2011-0-9 (Royal Bank of Canada, LIQ)(a)
10,300,000	0.160	12/07/12	10,300,000

			37,750,000

Tennessee – 0.5%
Chattanooga Health Educational & Housing Facility Board VRDN RB for Catholic Health Series 2004 C
6,700,000	0.170	12/07/12	6,700,000
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facilities Board VRDN RB for Vanderbilt University Series 2000 A
25,545,000	0.160	12/07/12	25,545,000
Rutherford County Health & Educational Facilities Board VRDN RB for Ascension Health Senior Credit Group Floater Trust Series 2010-25W (Barclays Bank PLC, LIQ)(a)
2,000,000	0.180	12/07/12	2,000,000

			34,245,000

Texas – 12.0%
Board of Regents of the University of Texas System VRDN RB Refunding Series 2007 B
11,300,000	0.140	12/07/12	11,300,000
City of Austin, Texas Hotel Occupancy Tax VRDN RB Refunding Series 2008 A RMKT (JPMorgan Chase Bank N.A., LOC)
54,120,000	0.160	12/07/12	54,120,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Texas – (continued)
City of Houston CP Series 2012 H-1
$4,300,000	0.220%	01/22/13	$ 4,300,000
18,000,000	0.220	01/29/13	18,000,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2006-1308 (PSF-GTD) (JPMorgan Chase Bank N.A., LIQ)
6,495,000	0.170	12/07/12	6,495,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2008-3084Z (PSF-GTD) (JPMorgan Chase Bank N.A., LIQ)
4,995,000	0.170	12/07/12	4,995,000
Dallas Area Rapid Transit Sales Tax VRDN RB Putters Series 2010-3687Z (AMBAC) (JPMorgan Chase Bank N.A., LIQ)(a)
5,360,000	0.190	12/07/12	5,360,000
Dallas ISD GO Refunding Series 2012 (PSF-GTD)(b)
9,325,000	2.000	08/15/13	9,436,341
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008-53C (PSF-GTD) (Wells Fargo & Co., LIQ)(a)
26,770,000	0.190	12/07/12	26,770,000
El Paso Water & Sewer CP Series 2012 A
8,000,000	0.220	01/22/13	8,000,000
Fort Bend ISD GO VRDN Floater Series 2008-25C-1 3C7 (PSF-GTD) (Wells Fargo & Co., LIQ)
9,905,000	0.190	12/07/12	9,905,000
Frisco ISD GO VRDN Floater Series 2008-19C (PSF-GTD) (Wells Fargo & Co., LIQ)
14,555,000	0.190	12/07/12	14,555,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A., LOC) (U.S. Bank N.A., LIQ)
10,120,000	0.160	12/07/12	10,120,000
Harris County Health Facilities Development Authority VRDN RB Refunding for Texas Children’s Hospital Project Series 2008-3 (Bank of America N.A., SPA)
33,645,000	0.190	12/03/12	33,645,000
Harris County Toll Road Authority VRDN RB Putters Series 2009-3425 (JPMorgan Chase Bank N.A., LIQ)(a)
6,845,000	0.170	12/07/12	6,845,000
Houston Water & Sewer System SPEARS Trust VRDN RB Series 2007-374 (AGM) (Deutsche Bank A.G., LIQ)
3,020,000	0.220	12/07/12	3,020,000
Houston, Texas Airport System VRDN RB Floater Series 2012-0-44 (Royal Bank of Canada, LIQ)(a)
8,330,000	0.160	12/07/12	8,330,000
Keller ISD GO VRDN for School Building Floater Certificates Series 2011-55C (PSF-GTD) (Wells Fargo Bank N.A., LIQ)(a)
5,635,000	0.190	12/07/12	5,635,000
Mesquite ISD GO VRDN for School Building Series 2003 A (PSF-GTD) (JPMorgan Chase Bank N.A., SPA)(b)
18,960,000	0.170	12/07/12	18,960,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Floater Certificates Series 2012-49C (Wells Fargo Bank N.A., LIQ)(a)
5,000,000	0.190	12/07/12	5,000,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Putters Series 2009-3513 (JPMorgan Chase Bank N.A., LIQ)(a)
20,000,000	0.170	12/07/12	20,000,000
North East ISD GO VRDN Putters Series 2007-2058 (PSF-GTD) (JPMorgan Chase Bank N.A., LIQ)
8,990,000	0.170	12/07/12	8,990,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 A
30,000,000	0.180	12/03/12	30,000,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB Refunding for Motiva Enterprises LLC Series 2010 B
28,000,000	0.180	12/03/12	28,000,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB Refunding for Motiva Enterprises LLC Series 2010 C
37,200,000	0.170	12/03/12	37,200,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Texas – (continued)
Port of Port Arthur Navigation District VRDN RB for Motiva Enterprises LLC Series 2010 Subseries E
$18,400,000	0.170%	12/03/12	$ 18,400,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase Bank N.A., LIQ)
9,995,000	0.170	12/07/12	9,995,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3560 (JPMorgan Chase Bank N.A., LIQ)(a)
9,015,000	0.170	12/07/12	9,015,000
San Antonio, Texas CP Series 2012 A
10,000,000	0.230	02/13/13	10,000,000
State of Texas TRANS Series 2012
200,000,000	2.500	08/30/13	203,390,011
State of Texas VRDN RN Putters Series 2012-4262 (JPMorgan Chase Bank N.A., LIQ)(a)
68,000,000	0.180	12/03/12	68,000,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Series 2012 B
15,000,000	0.140	12/07/12	15,000,000
Texas A&M University System Board of Regents VRDN RB Putters Series 2012-4192 (JPMorgan Chase Bank N.A., LIQ)(a)
11,105,000	0.170	12/07/12	11,105,000
Texas A&M University VRDN RB Floater Certificates Series 2010-53C (Wells Fargo Bank N.A., LIQ)(a)
5,555,000	0.190	12/07/12	5,555,000
Texas A&M University VRDN RB Floaters Trust Series 2010-39W (Barclays Bank PLC, LIQ)(a)
2,500,000	0.180	12/07/12	2,500,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase Bank N.A., LIQ)
6,635,000	0.170	12/07/12	6,635,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase Bank N.A., LIQ)
14,395,000	0.170	12/07/12	14,395,000
University of Houston VRDN RB Floater Certificates Series 2009-30C (Wells Fargo & Co., LIQ)(a)
7,710,000	0.190	12/07/12	7,710,000

			770,681,352

Utah – 1.0%
City of Riverton Hospital VRDN RB SPEARS Series 2012-1063X (Deutsche Bank A.G., LIQ)(a)
13,700,000	0.200	12/07/12	13,700,000
County of Weber, Utah Hospital VRDN RB for IHC Health Services, Inc. Series 2000 A (Landesbank Hessen-Thueringen, SPA)
4,380,000	0.190	12/03/12	4,380,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (U.S. Bank N.A., SPA)
39,350,000	0.170	12/07/12	39,350,000
Utah Transit Authority VRDN RB Austin Trust Certificates Series 2008-3045X (AGM) (Bank of America N.A., LIQ)
5,000,000	0.220	12/07/12	5,000,000

			62,430,000

Virginia – 1.9%
Fairfax County GO VRDN Floater Trust Series 2011-104W (State Aid Withholding) (Barclays Bank PLC, LIQ)(a)
7,850,000	0.180	12/07/12	7,850,000
Fairfax County GO VRDN Solar Series 2012-007 Certificates (State Aid Withholding) (U.S. Bank N.A., LOC) (U.S. Bank N.A., LIQ)(a)
15,090,000	0.160	12/07/12	15,090,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 D
39,390,000	0.150	12/07/12	39,390,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 F
12,600,000	0.150	12/07/12	12,600,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Virginia – (continued)
Montgomery County IDA VRDN RB for Technology Foundation Series 2009 A Convertible (Bank of NY Mellon, SPA)
$10,965,000	0.160%	12/07/12	$ 10,965,000
Virginia College Building Authority Educational Facilities VRDN RB For 21st Century College Series 2006 C (State Appropriations) (Wells Fargo Bank N.A. SPA)
12,085,000	0.190	12/03/12	12,085,000
Virginia State Commonwealth Transportation Board VRDN RB for Capital Projects Floater Series 2012-44C (Wells Fargo Bank N.A., LIQ)(a)
4,025,000	0.190	12/07/12	4,025,000
Virginia State Commonwealth Transportation Board VRDN RB for Capital Projects Putters Series 2012-4272 (JPMorgan Chase Bank N.A., LIQ)(a)
7,500,000	0.170	12/07/12	7,500,000
Virginia State GO VRDN Putters Series 2012-4195 (JPMorgan Chase Bank N.A., LIQ)(a)
9,895,000	0.170	12/07/12	9,895,000

			119,400,000

Washington – 3.9%
Central Puget Sound Washington Regional Transportation Authority VRDN RB Floaters Series 2007-1C (AGM) (Wells Fargo & Co., LIQ)
5,465,000	0.190	12/07/12	5,465,000
Energy Northwest Electric VRDN RB Refunding for Columbia Station Putters Series 2007-2301 (JPMorgan Chase Bank N.A., LIQ)
7,995,000	0.170	12/07/12	7,995,000
King County CP Series 2012 A
65,720,000	0.250	02/01/13	65,720,000
King County Municipal Trust Receipts GO VRDN Floater Trust Series 2009 1W Reg D (AGC-ICC) (Barclays Bank PLC, LIQ)(a)
7,500,000	0.180	12/07/12	7,500,000
King County Municipal Trust Receipts GO VRDN Floater Trust Series 2010-66W (Barclays Bank PLC, LIQ)(a)
2,500,000	0.180	12/07/12	2,500,000
King County Sewer VRDN RB Floater Certificates Series 2008-46C (Wells Fargo & Co., LIQ)
9,940,000	0.190	12/07/12	9,940,000
King County Sewer VRDN RB Putters Series 2011-3941 (JPMorgan Chase Bank N.A., LIQ)(a)
6,840,000	0.170	12/07/12	6,840,000
University of Washington VRDN RB Floater Series 2012-1W (Barclays Bank PLC, LIQ)(a)
3,700,000	0.180	12/07/12	3,700,000
University of Washington VRDN RB Floater Series 2012-7WX (Barclays Bank PLC, LIQ)(a)
5,430,000	0.180	12/07/12	5,430,000
Washington Health Care Facilities Authority VRDN RB for Providence Health & Services Series 2012 C (U.S. Bank N.A., SPA)
20,000,000	0.170	12/07/12	20,000,000
Washington State GO Refunding for Motor Vehicle Fuel Series 2010
5,335,000	5.000	07/01/13	5,484,569
Washington State GO VRDN for Motor Vehicle Fuel Tax Putters Series 2012-4211 (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
12,705,000	0.170	12/07/12	12,705,000
Washington State GO VRDN Putters Series 2009-3538 (JPMorgan Chase Bank N.A., LIQ)(a)
10,000,000	0.170	12/07/12	10,000,000
Washington State GO VRDN ROCS RR-II R-11889 Series 2010 (Citibank N.A., LIQ)(a)
2,250,000	0.160	12/07/12	2,250,000
Washington State GO VRDN SPEARS Series 2007-DB-388 (Deutsche Bank A.G., LIQ) (GTY-AGMT-Deutsche Bank A.G.)
6,970,000	0.220	12/07/12	6,970,000
Washington State Health Care Facilities Authority VRDN RB Austin Trust Certificates for Children’s Hospital Regional Medical Center Series 2008-1180 (Bank of America N.A., LIQ)
30,060,000	0.190	12/07/12	30,060,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Washington – (continued)
Washington State Health Care Facilities Authority VRDN RB for PeaceHealth Putters Series 2009-3608 (JPMorgan Chase Bank N.A., LIQ)(a)
$13,050,000	0.310%	12/07/12	$ 13,050,000
Washington State Health Care Facilities Authority VRDN RB for PeaceHealth ROCS RR-II R-11723 Series 2009 (Citibank N.A., LIQ)(a)
14,625,000	0.310	12/07/12	14,625,000
Washington State Health Care Facilities Authority VRDN RB for Seattle Children’s Hospital Floater Certificates Series 2009-51C (Wells Fargo & Co., LIQ)(a)
10,990,000	0.190	12/07/12	10,990,000
Washington State VRDN RB for Student Fee Putters Series 2012-4241 (AMBAC) (Deutsche Bank A.G., LIQ)(a)
8,740,000	0.200	12/07/12	8,740,000

			249,964,569

Wisconsin – 1.1%
Wisconsin Health & Educational Facilities Authority CP Series 2012
14,160,000	0.240	01/02/13	14,160,000
Wisconsin State GO VRDN Floater Certificates Series 2011-14C (Wells Fargo Bank N.A., LIQ)(a)
10,675,000	0.190	12/07/12	10,675,000
Wisconsin State GO VRDN Floaters Series 2008-2927 (Credit Suisse, LIQ)
13,050,000	0.160	12/07/12	13,050,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Children’s Hospital Floater Certificates Series 2009-58C (Wells Fargo & Co., LIQ)(a)
9,815,000	0.190	12/07/12	9,815,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Children’s Hospital Floater Trust Series 2009-15W (Barclays Bank PLC, LIQ)(a)
2,940,000	0.180	12/07/12	2,940,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Ministry Health Care, Inc. Series 2010 C
20,000,000	0.170	12/07/12	20,000,000

			70,640,000

Wyoming – 0.0%
County of Uinta Pollution Control VRDN RB Refunding for Chevron USA, Inc. Series 1993
2,170,000	0.180	12/03/12	2,170,000

TOTAL INVESTMENTS – 100.0%			$6,404,328,434

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%			(2,740,342)

NET ASSETS – 100.0%			$6,401,588,092

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2012, these securities amounted to $1,785,775,000 or approximately 27.9% of net assets.

(b)	All or a portion represents a forward commitment.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGC-ICC	— American General Contractors-Interstate Commerce Commission
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BANS	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
CR	— Custodial Receipts
DOT	— Department of Transportation
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
IDB	— Industrial Development Board
IHC	— International Health Care
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MF Hsg.	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RN	— Revenue Notes
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
U.S. Treasury Obligations – 99.9%
United States Cash Management Bills
$13,000,000	0.150%	12/31/12	$ 12,998,375
599,000,000	0.160	12/31/12	598,920,133
United States Treasury Bills
4,896,800,000	0.120	12/06/12	4,896,718,387
70,000,000	0.118	12/13/12	69,997,247
105,000,000	0.120	12/13/12	104,995,800
30,800,000	0.125	12/13/12	30,798,717
6,400,000,000	0.145	12/13/12	6,399,690,667
64,700,000	0.140	12/20/12	64,695,219
31,000,000	0.145	12/20/12	30,997,628
161,200,000	0.150	12/20/12	161,187,238
4,045,000,000	0.155	12/20/12	4,044,669,097
128,000,000	0.160	12/20/12	127,989,191
United States Treasury Notes
475,000,000	1.125	12/15/12	475,176,676
470,100,000	0.625	12/31/12	470,275,160
215,000,000	3.625	12/31/12	215,611,655
1,125,000,000	1.375	01/15/13	1,126,715,383
1,360,000,000	0.625	01/31/13	1,361,130,913
1,403,000,000	2.875	01/31/13	1,409,360,788
938,000,000	1.375	02/15/13	940,399,763
94,000,000	3.875	02/15/13	94,715,173
41,452,000	0.625	02/28/13	41,501,311
228,000,000	2.500	03/31/13	229,723,154
220,000,000	3.125	04/30/13	222,649,556
147,000,000	1.375	05/15/13	147,805,964
295,000,000	3.625	05/15/13	299,626,890
250,000,000	0.500	05/31/13	250,426,366
200,000,000	3.500	05/31/13	203,321,974
350,000,000	1.125	06/15/13	351,680,389
8,000,000	0.375	06/30/13	8,006,055
73,000,000	3.375	06/30/13	74,318,982
200,700,000	1.000	07/15/13	201,626,223
518,000,000	0.375	07/31/13	518,696,638
537,000,000	0.125	09/30/13	536,676,609
58,900,000	3.125	09/30/13	60,323,928
202,900,000	0.500	10/15/13	203,414,441
253,000,000	2.750	10/31/13	258,864,391
100,000,000	0.500	11/15/13	100,271,950

TOTAL INVESTMENTS – 99.9%			$ 26,345,978,031

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			38,568,490

NET ASSETS – 100.0%			$ 26,384,546,521

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate of annualized yield on date of purchase for discounted securities.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 25.7%
United States Treasury Notes
$268,000,000	1.125%		12/15/12	$ 268,098,307
70,000,000	0.625		12/31/12	70,026,508
100,000,000	1.375		01/15/13	100,149,813
50,000,000	0.625		01/31/13	50,038,599
200,000,000	2.875		01/31/13	200,891,687
70,000,000	1.375		02/15/13	70,173,363
75,000,000	0.625		02/28/13	75,086,251
37,000,000	2.750		02/28/13	37,228,591
89,000,000	2.500		03/31/13	89,672,635
127,000,000	3.125		04/30/13	128,522,664
76,000,000	1.375		05/15/13	76,397,908
150,000,000	3.500		05/31/13	152,447,190
400,000,000	1.125		06/15/13	401,971,973
8,000,000	0.375		06/30/13	8,006,055
92,000,000	3.375		06/30/13	93,662,278
254,000,000	1.000		07/15/13	255,184,096
270,500,000	0.125		09/30/13	270,336,073
68,000,000	3.125		09/30/13	69,644,362
170,000,000	0.250		10/31/13	170,064,424
226,800,000	2.000		11/30/13	230,822,836

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 2,818,425,613

Repurchase Agreements-Unaffiliated Issuers(a) – 76.5%
ABN Amro Securities (USA) LLC
$1,500,000,000	0.220%		12/03/12	$ 1,500,000,000
Maturity Value: $1,500,027,500

Collateralized by U.S. Treasury Bills, 0.000%, due 02/14/13 to 05/02/13, U.S. Treasury Bonds, 4.375% to 8.875%, due 05/15/16 to 05/15/41, U.S. Treasury Inflation-Indexed Bonds, 1.750% to 2.125%, due 01/15/28 to 02/15/41, U.S. Treasury Inflation-Indexed Notes, 2.375% to 2.625%, due 01/15/17 to 07/15/17 and U.S. Treasury Notes, 0.125% to 4.625%, due 08/31/13 to 07/31/19. The aggregate market value of the collateral, including accrued interest, was $1,530,000,059.

Bank of Nova Scotia (The)
500,000,000	0.180	(b)(c)	12/07/12	500,000,000
Maturity Value: $500,260,000
Settlement Date: 11/16/12

Collateralized by U.S. Treasury Bill, 0.000%, due 03/21/13, U.S. Treasury Bonds, 3.500% to 7.625%, due 11/15/22 to 05/15/39, U.S. Treasury Inflation-Indexed Bond, 3.375%, due 04/15/32, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 04/15/17 to 07/15/22 and U.S. Treasury Notes, 0.250% to 4.250%, due 02/28/13 to 11/15/22. The aggregate market value of the collateral, including accrued interest, was $510,043,401.

Barclays Capital, Inc.
500,000,000	0.180		12/13/12	500,000,000
Maturity Value: $500,035,000
Settlement Date: 11/29/12
Collateralized by U.S. Treasury Notes, 0.625% to 2.375%, due 10/31/14 to 08/31/17. The aggregate market value of the collateral, including accrued interest, was $510,00,019.

BNP Paribas Securities Corp.
300,000,000	0.220		12/03/12	300,000,000
Maturity Value: $300,005,500
Collateralized by U.S. Treasury Note, 0.250%, due 09/15/15. The market value of the collateral, including accrued interest, was $306,000,018.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(a) – (continued)
$600,000,000	0.190	%(b)(c)	12/07/12	$ 600,000,000
Maturity Value: $600,294,501
Settlement Date: 10/01/12
Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125%, due 04/15/16 to 04/15/17. The aggregate market value of the collateral, including accrued interest, was $612,00,041.
250,000,000	0.200	(b)(c)	12/07/12	250,000,000
Maturity Value: $250,169,446
Settlement Date: 10/16/12

Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/21 to 05/15/28 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/39 to 02/15/42. The aggregate market value of the collateral, including accrued interest, was $255,000,041.

700,000,000	0.230	(b)	12/14/12	700,000,000
Maturity Value: $700,380,140
Settlement Date: 09/25/12

Collateralized by U.S. Treasury Bonds, 4.250% to 9.875%, due 11/15/15 to 02/15/41 and U.S. Treasury Inflation-Indexed Bond, 3.875%, due 04/15/29. The aggregate market value of the collateral, including accrued interest, was $714,000,137.

BNYMellon Investments
233,000,000	0.240		12/03/12	233,000,000
Maturity Value: $233,004,660
Collateralized by U.S. Treasury Bond, 0.375%, due 08/15/41. The market value of the collateral, including accrued interest, was $239,922,864.

Citigroup Global Markets Inc.
75,000,000	0.210		12/03/12	75,000,000
Maturity Value: $75,001,313
Collateralized by U.S. Treasury Note, 1.625%, due 08/15/22. The market value of the collateral, including accrued interest, was $76,500,091.

Credit Agricole Corporate and Investment Bank
550,000,000	0.210		12/03/12	550,000,000
Maturity Value: $550,009,625
Collateralized by U.S. Treasury Notes, 0.250% to 2.625%, due 05/15/14 to 04/30/18. The aggregate market value of the collateral, including accrued interest, was $561,000,093.
750,000,000	0.200	(b)(c)	12/07/12	750,000,000
Maturity Value: $750,512,504
Settlement Date: 10/15/12

Collateralized by U.S. Treasury Bonds, 3.125% to 11.250%, due 02/15/15 to 02/15/42, U.S. Treasury Inflation-Indexed Bond, 3.875%, due 04/15/29 and U.S. Treasury Notes, 0.625% to 4.750%, due 12/31/12 to 07/31/19. The aggregate market value of the collateral, including accrued interest, was $765,000,090.

Deutsche Bank Securities, Inc
500,000,000	0.170	(d)	02/01/13	500,000,000
Maturity Value: $500,141,667

Federal Reserve Bank of New York
10,000,000	0.180		12/03/12	10,000,000
Maturity Value: $10,000,150
Collateralized by U.S. Treasury Note, 1.000%, due 08/31/16. The market value of the collateral, including accrued interest, was $10,000,168.

JPMorgan Securities LLC
61,300,000	0.220		12/03/12	61,300,000
Maturity Value: $61,301,124
Collateralized by U.S. Treasury Note, 0.250%, due 11/30/14. The market value of the collateral, including accrued interest, was $62,529,995.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(a) – (continued)
Merrill Lynch Government Securities, Inc.
$375,100,000	0.200%	12/03/12	$ 375,100,000
Maturity Value: $375,106,252
Collateralized by U.S. Treasury Notes, 0.250% to 2.125%, due 11/30/14 to 05/15/22. The aggregate market value of the collateral, including accrued interest, was $382,602,010.

RBS Securities, Inc.
240,000,000	0.210	12/03/12	240,000,000
Maturity Value: $240,004,200
Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.000%, due 04/15/15 to 04/15/16, The aggregate market value of the collateral, including accrued interest, was $244,800,068.

Societe Generale
450,000,000	0.220	12/03/12	450,000,000
Maturity Value: $450,008,250
Collateralized by U.S. Treasury Notes, 0.250% to 3.500%, due 03/31/13 to 03/31/19. The aggregate market value of the collateral, including accrued interest, was $459,000,109.
200,000,000	0.190	12/06/12	200,000,000
Maturity Value: $200,007,389
Settlement Date: 11/29/12
Collateralized by U.S. Treasury Inflation-Indexed Note, 1.125%, due 01/15/21. The market value of the collateral, including accrued interest, was $204,400,343.

TD Securities (USA) LLC
200,000,000	0.210	12/03/12	200,000,000
Maturity Value: $200,003,500

Collateralized by U.S. Treasury Bill, 0.000%, due 04/11/13, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.000%, due 01/15/14 to 04/15/16 and U.S. Treasury Notes, 0.625% to 4.250%, due 12/31/12 to 08/15/15. The aggregate market value of the collateral, including accrued interest, was $204,000,046.

UBS Securities LLC
125,000,000	0.190	12/03/12	125,000,000
Maturity Value: $125,001,979
Collateralized by U.S. Treasury Bill, 0.000%, due 11/14/13 and U.S. Treasury Note, 1.750%, due 05/15/22. The aggregate market value of the collateral, including accrued interest, was $127,500,047.
25,000,000	0.210	12/03/12	25,000,000
Maturity Value: $25,000,438
Collateralized by U.S. Treasury Note, 0.625%, due 08/31/17. The market value of the collateral, including accrued interest, was $25,500,023.

Wells Fargo Securities LLC
250,000,000	0.220	12/03/12	250,000,000
Maturity Value: $250,004,583

Collateralized by U.S. Treasury Bill, 0.000%, due 12/27/12, U.S. Treasury Bond, 2.750%, due 08/15/42, U.S. Treasury
Interest-Only Stripped Securities, 0.000%, 12/15/12 to 02/15/41, U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 12/15/12 to 02/15/41 and U.S. Treasury Notes, 0.250% to 2.625%, due 03/31/14 to 07/31/14. The aggregate market value of the collateral, including accrued interest, was $250,000,107.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$ 8,394,400,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Affiliated Issuers(a) – 2.3%
Goldman, Sachs & Co.
$250,000,000	0.220	%(e)	01/17/13	$ 250,000,000
Maturity Value: $250,088,611
Settlement Date: 11/20/12

Collateralized by U.S. Treasury Bill, 0.000%, due 05/30/13, U.S. Treasury Bond, 7.625%, due 02/15/25 and U.S. Treasury Note, 2.375%, due 06/30/18. The aggregate market value of the collateral, including accrued interest, was $255,000,067.

TOTAL INVESTMENTS – 104.5%				$ 11,462,825,613

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.5)%				(490,816,044)

NET ASSETS – 100.0%				$ 10,972,009,569

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Unless noted, all repurchase agreements were entered into on November 30, 2012. Additional information on Joint Repurchase Agreement Account III appears in the Notes to the Schedule of Investments section.

(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2012.

(c)	The instrument is subject to a demand feature.

(d)	All or a portion represents a forward commitment.

(e)	Security has been determined to be illiquid by the Investment Adviser. At November 30, 2012, these securities amounted to $250,000,000 or approximately 2.3% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Act, which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances approved by the trustees, Goldman Sachs Asset Management, L.P. (“GSAM”) evaluates the difference between the Funds’ net asset value per share (“NAV”) based upon the amortized cost of the Funds’ securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.

Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The Levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

As of November 30, 2012, all investments are classified as Level 2. Please refer to the Schedules of Investments for further detail.

Forward Commitment Transactions — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for their portfolio, the Funds may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT III — At November 30, 2012, certain Funds had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of December 3, 2012, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$3,800,000,000	$3,800,071,260	$3,892,041,497
Money Market	433,300,000	433,308,125	443,795,153
Prime Obligations	1,660,000,000	1,660,031,129	1,700,207,601

REPURCHASE AGREEMENTS — At November 30, 2012, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Government	Money Market	Prime Obligations
BNP Paribas Securities Corp.	0.220%	$1,191,659,717	$135,880,567	$520,567,139
Crédit Agricole Corporate and Investment Bank	0.220	1,489,574,646	169,850,709	650,708,924
Deutsche Bank Securities, Inc.	0.240	687,739,783	78,420,434	300,433,695
Bank of Nova Scotia (The)	0.230	240,867,389	27,465,221	105,221,018
Wells Fargo Securities LLC	0.240	190,158,465	21,683,069	83,069,224
TOTAL		$3,800,000,000	$433,300,000	$1,660,000,000

At November 30, 2012, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.000 to 5.500%	01/01/26 to 12/01/42
Federal National Mortgage Association	2.500 to 6.000	12/01/22 to 08/01/48
Government National Mortgage Association	2.500 to 6.000	11/15/24 to 11/20/42
U.S. Treasury Bills	0.000	02/28/13 to 04/04/13
U.S. Treasury Bonds	4.375 to 6.125	02/15/26 to 11/15/39
U.S. Treasury Notes	0.750 to 4.750	06/15/14 to 11/15/21

Interest Rate Risk — In a low interest rate environment, low yields on the Funds’ holdings may have an adverse impact on the Funds’ ability to provide a positive yield to its shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive a significant portion of certain fees (such as distribution fees, service fees, administration fees, shareholder administration fees, transfer agency and management fees) which can fluctuate daily.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Geographic Risk — The Tax-Exempt California, Tax-Exempt New York and Tax-Free Money Market Funds have the ability to invest a significant portion of their assets in certain issuers within the same state, subjecting them to possible risks associated with an adverse economic, business or political development affecting that state. In particular, the Tax-Exempt California and Tax-Exempt New York Funds may be affected by the adverse events affecting these states’ economies. If California, New York or any of their local governmental entities are unable to meet their financial obligations, the corresponding Fund’s income, NAV and ability to preserve capital or liquidity could be adversely affected.

Tax Information — The amortized cost for each Fund also represents aggregate cost for U.S. federal income tax purposes.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date January 29, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date January 29, 2013

*	Print the name and title of each signing officer under his or her signature.